Putnam Diversified Income Trust
The fund's portfolio
12/31/24 (Unaudited)

MORTGAGE-BACKED SECURITIES (29.8%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (10.7%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	$2,146,044	$407,628
REMICs Ser. 5093, Class YI, IO, 4.50%, 12/25/50	2,311,937	498,415
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	22,223,190	5,054,878
REMICs Ser. 4984, Class IL, IO, 4.50%, 6/25/50	1,943,986	408,958
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	2,485,692	355,402
REMICs Ser. 23-5349, Class IB, IO, 4.00%, 12/15/46	4,074,746	826,808
REMICs Ser. 4020, Class IA, IO, 4.00%, 3/15/27	441,895	8,566
REMICs Ser. 4484, Class TI, IO, 3.50%, 11/15/44	650,946	37,978
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	1,164,442	74,550
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.14%), 1.567%, 9/25/50	3,002,969	404,050
REMICs IFB Ser. 5002, Class SJ, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 1.417%, 7/25/50	26,870,658	2,691,859
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 1.388%, 8/15/56	1,641,226	201,433
REMICs IFB Ser. 4265, Class SD, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 1.388%, 1/15/35	13,628,414	890,748
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 1.367%, 1/25/50	1,873,230	195,999
Strips IFB Ser. 326, Class S2, IO, ((-1 x US 30 Day Average SOFR) + 5.84%), 1.238%, 3/15/44	3,259,601	292,772
Strips IFB Ser. 311, Class S1, IO, ((-1 x US 30 Day Average SOFR) + 5.84%), 1.238%, 8/15/43	5,904,977	526,853
Federal National Mortgage Association
Grantor Trust Ser. 98-T2, Class A4, IO, 6.50%, 10/25/36	414	17
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	5,534,492	864,878
REMICs Ser. 15-69, IO, 6.00%, 9/25/45	7,072,678	1,601,767
REMICs Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	9,734,245	1,571,971
Interest Strip Ser. 399, Class 2, IO, 5.50%, 11/25/39	10,050	2,103
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	423,111	71,421
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	696,205	102,931
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	421,103	62,093
REMICs Ser. 12-151, Class IN, IO, 5.00%, 1/25/43	4,847,480	1,006,238
REMICs Ser. 20-76, Class BI, IO, 4.50%, 11/25/50	2,430,681	552,711
REMICs Ser. 18-58, Class AI, IO, 4.50%, 8/25/48	13,168,701	1,929,359
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	2,411,315	500,243
Interest Strip Ser. 405, Class 2, IO, 4.00%, 10/25/40	34,297	5,570
REMICs Ser. 23-49, Class IB, IO, 3.50%, 3/25/47	15,163,178	2,412,701
REMICs Ser. 23-49, Class IA, IO, 3.00%, 8/25/46	12,822,013	1,628,392
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x US 30 Day Average SOFR) + 6.29%), 1.717%, 4/25/40	3,084,203	318,057
REMICs IFB Ser. 18-38, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 1.517%, 6/25/48	20,012,818	2,106,928
REMICs IFB Ser. 18-44, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 1.517%, 6/25/48	23,817,370	2,500,628
REMICs IFB Ser. 15-42, Class LS, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 1.517%, 6/25/45	1,200,304	77,683
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 1.367%, 8/25/49	858,570	77,451
REMICs IFB Ser. 19-47, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 1.367%, 8/25/49	8,928,019	871,631
REMICs IFB Ser. 19-34, Class SL, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 1.367%, 7/25/49	10,514,181	986,631
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.79%), 1.217%, 10/25/41	6,002,170	505,332
FRB Ser. 02-W8, Class 1, IO, 0.295%, 6/25/42(WAC)	3,104,580	33,623
Government National Mortgage Association
Ser. 17-104, Class MI, IO, 5.50%, 7/16/47	7,018,265	1,595,126
Ser. 19-119, Class IN, IO, 5.00%, 9/20/49	14,142,223	3,446,960
Ser. 18-37, IO, 5.00%, 3/20/48	5,751,468	1,265,105
Ser. 17-179, Class WI, IO, 5.00%, 12/20/47	3,318,956	720,670
Ser. 16-126, Class PI, IO, 5.00%, 2/20/46	5,603,403	1,178,097
Ser. 15-167, Class MI, IO, 5.00%, 6/20/45	9,575,696	1,858,859
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	1,257,833	256,479
Ser. 14-132, IO, 5.00%, 9/20/44	3,971,676	884,598
Ser. 12-146, IO, 5.00%, 12/20/42	2,795,514	609,914
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	760,885	126,639
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39	4,984,301	1,056,641
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	4,539,294	1,031,497
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	1,269,698	257,417
Ser. 16-17, Class IA, IO, 4.50%, 3/20/45	6,350,675	1,253,820
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	4,516,740	861,168
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	10,357,313	1,974,411
Ser. 10-20, Class BI, IO, 4.50%, 2/16/40	6,139,992	1,096,762
Ser. 14-71, Class PI, IO, 4.50%, 12/20/39	3,271,375	358,938
Ser. 20-13, Class AI, IO, 4.00%, 3/20/46	9,294,496	1,277,974
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	5,741,567	867,483
Ser. 14-4, Class BI, IO, 4.00%, 1/20/44	4,729,844	920,599
Ser. 21-177, Class IG, IO, 3.50%, 10/20/51	20,233,604	3,198,575
Ser. 21-8, Class VI, IO, 3.50%, 12/20/50	21,710,967	3,891,882
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	12,842,269	1,930,934
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	8,552,726	1,380,755
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	3,252,629	183,941
Ser. 21-116, Class EI, IO, 3.00%, 7/20/51	56,933,171	6,798,173
Ser. 20-175, Class NI, IO, 3.00%, 11/20/50	25,350,065	4,155,468
Ser. 16-H23, Class NI, IO, 2.51%, 10/20/66(WAC)	40,791,743	1,697,752
Ser. 16-H22, Class AI, IO, 2.429%, 10/20/66(WAC)	16,973,491	677,209
Ser. 16-H24, Class JI, IO, 2.253%, 11/20/66(WAC)	9,144,843	499,857
Ser. 18-H15, Class EI, IO, 2.039%, 8/20/68(WAC)	36,486,804	2,177,386
Ser. 17-H16, Class JI, IO, 1.988%, 8/20/67(WAC)	21,775,151	956,560
Ser. 15-H12, Class AI, IO, 1.83%, 5/20/65(WAC)	28,291,677	590,957
IFB Ser. 21-98, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.815%, 6/20/51	5,231,972	675,283
IFB Ser. 21-77, Class SM, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.815%, 5/20/51	28,111,991	3,383,458
Ser. 15-H10, Class BI, IO, 1.809%, 4/20/65(WAC)	14,496,621	593,752
Ser. 17-H11, Class DI, IO, 1.79%, 5/20/67(WAC)	13,240,535	633,083
Ser. 17-H16, IO, 1.788%, 8/20/67(WAC)	20,592,259	1,212,020
IFB Ser. 18-105, Class SG, IO, ((-1 x CME Term SOFR 1 Month) + 6.14%), 1.765%, 8/20/48	12,133,983	1,361,671
Ser. 15-H23, Class BI, IO, 1.75%, 9/20/65(WAC)	28,780,772	594,841
Ser. 20-H12, Class IH, IO, 1.734%, 7/20/70(WAC)	38,908,745	2,887,613
IFB Ser. 17-160, Class S, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 1.715%, 10/20/43	13,683,879	1,378,906
IFB Ser. 20-97, Class QS, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 1.665%, 7/20/50	2,082,516	242,762
IFB Ser. 18-139, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 1.665%, 10/20/48	1,121,325	122,623
IFB Ser. 13-152, Class SJ, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 1.665%, 5/20/41	10,213,349	958,155
IFB Ser. 10-20, Class SC, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 1.665%, 2/20/40	2,541,482	245,177
Ser. 17-H12, Class QI, IO, 1.662%, 5/20/67(WAC)	20,436,369	710,041
IFB Ser. 20-63, Class PS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.615%, 4/20/50	2,323,902	272,627
IFB Ser. 19-96, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.615%, 8/20/49	1,192,418	132,912
IFB Ser. 19-83, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.615%, 7/20/49	1,241,626	132,914
IFB Ser. 18-164, Class AS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.615%, 12/20/48	18,357,694	2,051,243
IFB Ser. 14-46, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.615%, 3/20/44	5,128,746	501,127
IFB Ser. 14-4, Class SG, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.615%, 1/20/44	8,146,460	663,486
IFB Ser. 19-125, Class SG, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 1.565%, 10/20/49	7,184,279	752,551
IFB Ser. 19-6, Class SM, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 1.565%, 1/20/49	11,010,838	1,035,352
Ser. 17-H06, Class BI, IO, 1.462%, 2/20/67(WAC)	23,891,411	762,781
Ser. 17-H08, Class NI, IO, 1.404%, 3/20/67(WAC)	24,968,164	821,278
Ser. 18-H02, Class EI, IO, 1.352%, 1/20/68(WAC)	5,294,543	256,769
Ser. 18-H05, Class BI, IO, 1.331%, 2/20/68(WAC)	38,654,302	1,795,531
Ser. 16-H27, Class EI, IO, 1.27%, 12/20/66(WAC)	13,280,352	481,585
Ser. 17-H06, Class MI, IO, 1.254%, 2/20/67(WAC)	17,116,699	710,001
Ser. 17-H09, IO, 1.213%, 4/20/67(WAC)	21,965,599	646,272
Ser. 17-H10, Class MI, IO, 1.156%, 4/20/67(WAC)	39,817,572	1,115,410
IFB Ser. 14-119, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.49%), 1.115%, 8/20/44	7,038,399	516,481
Ser. 17-H02, Class BI, IO, 1.076%, 1/20/67(WAC)	9,721,868	368,819

		111,722,386
Commercial mortgage-backed securities (9.0%)
Banc of America Commercial Mortgage Trust FRB Ser. 15-UBS7, Class B, 4.334%, 9/15/48(WAC)	255,000	240,400
BANK FRB Ser. 24-BNK48, Class XA, IO, 1.148%, 10/15/57(WAC)	26,449,091	2,256,354
BANK5
FRB Ser. 24-5YR7, Class XA, 1.334%, 6/15/57(WAC)	28,645,834	1,486,244
FRB Ser. 24-5YR10, Class XA, 1.191%, 10/15/57(WAC)	40,213,904	1,944,620
FRB Ser. 24-5YR12, Class XA, IO, 0.498%, 12/15/57(WAC)	8,680,000	195,128
Barclays Commercial Mortgage Trust Ser. 19-C5, Class C, 3.71%, 11/15/52	641,000	561,067
Barclays Commercial Mortgage Trust 144A
FRB Ser. 19-C5, Class F, 2.574%, 11/15/52(WAC)	648,000	352,864
Ser. 19-C5, Class D, 2.50%, 11/15/52	442,000	344,380
BBCMS Mortgage Trust
FRB Ser. 24-5C29, Class XA, IO, 1.60%, 9/15/57(WAC)	44,308,047	2,873,611
FRB Ser. 24-5C31, Class XA, IO, 1.061%, 12/15/57(WAC)	10,300,000	471,766
FRB Ser. 24-C26, Class XA, IO, 1.014%, 5/15/57(WAC)	12,453,285	941,409
FRB Ser. 22-C14, Class XA, IO, 0.702%, 2/15/55(WAC)	28,977,896	1,040,761
BDS, Ltd. 144A FRB Ser. 21-FL9, Class A, (CME Term SOFR 1 Month + 1.18%), 5.56%, 11/16/38 (Cayman Islands)	907,727	911,223
Benchmark Mortgage Trust
FRB Ser. 24-V10, Class XA, IO, 1.306%, 9/15/57(WAC)	37,204,573	1,951,986
FRB Ser. 24-V11, Class XA, IO, 0.56%, 11/15/57(WAC)	14,684,000	366,843
BMO Mortgage Trust
FRB Ser. 24-5C6, Class XA, IO, 1.353%, 9/15/57(WAC)	34,262,678	1,829,456
FRB Ser. 24-5C8, Class XA, IO, 1.021%, 12/15/57(WAC)	12,611,000	554,198
CD Commercial Mortgage Trust Ser. 17-CD4, Class B, 3.947%, 5/10/50(WAC)	2,610,000	2,413,371
CFCRE Commercial Mortgage Trust Ser. 16-C7, Class A3, 3.839%, 12/10/54	2,149,000	2,090,851
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.08%, 12/15/47(WAC)	1,124,000	1,042,713
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 12-GC8, Class C, 4.942%, 9/10/45(WAC)	1,684,516	1,533,002
FRB Ser. 15-GC27, Class D, 4.389%, 2/10/48(WAC)	242,000	230,988
COMM Mortgage Trust
Ser. 12-LC4, Class B, 4.934%, 12/10/44(WAC)	112,034	107,400
FRB Ser. 14-CR16, Class C, 4.782%, 4/10/47(WAC)	389,000	365,497
FRB Ser. 14-CR20, Class C, 4.655%, 11/10/47(WAC)	725,515	686,661
Ser. 13-CR12, Class AM, 4.30%, 10/10/46	1,122,171	1,040,676
Ser. 14-UBS5, Class AM, 4.193%, 9/10/47(WAC)	1,472,462	1,444,769
Ser. 15-DC1, Class B, 4.035%, 2/10/48(WAC)	2,646,000	2,499,985
Ser. 14-UBS3, Class AM, 4.012%, 6/10/47	1,916,247	1,832,291
Ser. 15-CR22, Class B, 3.926%, 3/10/48(WAC)	265,000	257,446
FRB Ser. 15-LC19, Class B, 3.829%, 2/10/48(WAC)	332,000	322,530
Ser. 15-DC1, Class AM, 3.724%, 2/10/48	836,000	823,797
COMM Mortgage Trust 144A
FRB Ser. 13-CR13, Class D, 4.944%, 11/10/46(WAC)	1,955,000	1,198,041
FRB Ser. 14-CR17, Class D, 4.843%, 5/10/47(WAC)	1,232,000	986,213
Ser. 12-LC4, Class E, 4.25%, 12/10/44	10,009,000	1,139,262
FRB Ser. 13-CR7, Class D, 4.243%, 3/10/46(WAC)	147,416	137,724
CSAIL Commercial Mortgage Trust Ser. 16-C5, Class A5, 3.757%, 11/15/48	1,094,000	1,081,854
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.353%, 8/10/44(WAC)	241,215	226,084
Federal Home Loan Mortgage Corporation Multifamily Structured Credit Risk FRB Ser. 21-MN1, Class M2, 8.319%, 1/25/51	1,820,000	1,863,872
Federal Home Loan Mortgage Corporation 144A Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 8.569%, 11/25/51	4,501,000	4,607,049
Government National Mortgage Association FRB Ser. 24-32, IO, 0.706%, 6/16/63(WAC)	28,922,158	1,436,607
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.537%, 2/10/46(WAC)	273,000	266,609
GS Mortgage Securities Trust
FRB Ser. 15-GC30, Class AS, 3.777%, 5/10/50(WAC)	594,000	580,571
FRB Ser. 19-GC42, Class XA, IO, 0.805%, 9/10/52(WAC)	24,538,776	736,158
GS Mortgage Securities Trust 144A
FRB Ser. 14-GC24, Class D, 4.44%, 9/10/47(WAC)	1,636,000	642,920
FRB Ser. 13-GC13, Class AS, 3.872%, 7/10/46(WAC)	1,336,685	1,287,896
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C23, Class C, 4.549%, 9/15/47(WAC)	1,184,839	1,122,521
FRB Ser. 14-C25, Class B, 4.347%, 11/15/47(WAC)	858,000	779,828
FRB Ser. 14-C23, Class AS, 4.202%, 9/15/47(WAC)	610,000	601,707
Ser. 15-C31, Class A3, 3.801%, 8/15/48	1,190,955	1,180,259
Ser. 16-C1, Class A5, 3.576%, 3/17/49	968,000	954,066
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.536%, 2/15/47(WAC)	1,461,000	1,208,280
FRB Ser. 14-C23, Class D, 4.049%, 9/15/47(WAC)	150,000	129,479
JPMDB Commercial Mortgage Securities Trust
FRB Ser. 18-C8, Class C, 4.757%, 6/15/51(WAC)	1,046,000	900,387
Ser. 17-C5, Class A4, 3.414%, 3/15/50	829,449	804,753
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-LC11, Class D, 4.373%, 4/15/46(WAC)	239,000	75,285
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 (In default)(NON)(WAC)	3,874,809	284,798
LSTAR Commercial Mortgage Trust 144A Ser. 17-5, Class A5, 3.549%, 3/10/50	2,853,000	2,744,268
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 15-C25, Class AS, PO, 4.069%, 10/15/48	707,000	692,089
FRB Ser. 15-C22, Class C, 4.189%, 4/15/48(WAC)	3,282,000	2,826,306
Ser. 15-C27, Class AS, 4.068%, 12/15/47	590,000	575,947
Ser. 14-C19, Class C, 4.00%, 12/15/47	1,678,000	1,605,693
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class D, 4.803%, 10/15/46(WAC)	258,000	233,603
FRB Ser. 13-C10, Class F, 3.981%, 7/15/46(WAC)	254,000	16,618
FRB Ser. 13-C9, Class D, 3.807%, 5/15/46(WAC)	265,000	231,629
Morgan Stanley Capital I Trust
FRB Ser. 18-H3, Class C, 4.849%, 7/15/51(WAC)	1,592,437	1,478,425
FRB Ser. 21-L7, Class XA, IO, 1.085%, 10/15/54(WAC)	6,131,116	286,836
Morgan Stanley Capital I Trust 144A
FRB Ser. 12-C4, Class D, 5.164%, 3/15/45(WAC)	1,106,161	1,036,101
FRB Ser. 12-C4, Class E, 5.164%, 3/15/45(WAC)	3,095,000	1,455,386
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 8.433%, 3/25/50	544,530	554,707
FRB Ser. 19-01, Class M10, 7.933%, 10/25/49	436,093	441,436
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 22-FL9, Class A, 6.806%, 6/25/37	1,110,488	1,113,864
SG Commercial Mortgage Securities Trust Ser. 16-C5, Class A4, 3.055%, 10/10/48	2,390,000	2,310,816
Shelter Growth CRE Issuer, Ltd. 144A
FRB Ser. 23-FL5, Class A, 7.12%, 5/19/38 (Bermuda)	689,526	691,036
FRB Ser. 22-FL4, Class A, 6.662%, 6/17/37 (Bermuda)	1,407,160	1,418,756
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	4,414,162	331
Wells Fargo Commercial Mortgage Trust
FRB Ser. 16-C33, Class B, 4.506%, 3/15/59(WAC)	1,938,000	1,901,740
FRB Ser. 15-LC22, Class AS, 4.207%, 9/15/58(WAC)	775,000	766,400
Ser. 15-NXS4, Class A4, 3.718%, 12/15/48	859,000	849,908
Ser. 15-C31, Class A4, 3.695%, 11/15/48	2,080,000	2,060,262
Ser. 15-NXS3, Class A4, 3.617%, 9/15/57	2,025,000	2,004,663
Ser. 20-C56, Class A2, 2.498%, 6/15/53	92,515	87,179
FRB Ser. 19-C52, Class XA, IO, 1.559%, 8/15/52(WAC)	3,875,608	213,401
FRB Ser. 24-5C1, Class XA, 1.029%, 7/15/57(WAC)	28,606,221	1,165,486
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C30, Class D, 4.488%, 9/15/58(WAC)	140,000	132,216
Ser. 14-LC16, Class D, 3.938%, 8/15/50	3,350,715	421,838
FRB Ser. 13-LC12, Class D, 3.833%, 7/15/46(WAC)	2,548,111	1,255,454
Ser. 19-C53, Class D, 2.50%, 10/15/52	395,000	291,943
WF-RBS Commercial Mortgage Trust
FRB Ser. 14-C23, Class B, 4.294%, 10/15/57(WAC)	564,000	512,975
Ser. 14-C21, Class C, 4.234%, 8/15/47(WAC)	128,000	118,113
FRB Ser. 13-C11, Class C, 4.007%, 3/15/45(WAC)	844,000	803,730
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 12-C9, Class E, 4.719%, 11/15/45(WAC)	197,705	192,589
FRB Ser. 13-C15, Class D, 4.186%, 8/15/46(WAC)	3,525,996	1,454,474

		93,192,728
Residential mortgage-backed securities (non-agency) (10.1%)
A&D Mortgage Trust 144A Ser. 23-NQM4, Class A1, 7.472%, 9/25/68	2,439,022	2,491,614
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (CME Term SOFR 1 Month + 0.30%), 4.643%, 5/25/47	2,663,169	1,502,141
Bear Stearns Alt-A Trust FRB Ser. 05-8, Class 21A1, 5.732%, 10/25/35(WAC)	36,020	29,968
Bear Stearns Mortgage Funding Trust FRB Ser. 06-AR2, Class 2A1, (CME Term SOFR 1 Month + 0.57%), 4.913%, 9/25/46	3,240,503	2,896,784
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (CME Term SOFR 1 Month + 0.29%), 4.633%, 11/25/47	1,672,893	1,446,741
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AMC3, Class A2D, (CME Term SOFR 1 Month + 0.46%), 4.803%, 3/25/37	4,842,645	4,067,543
FRB Ser. 07-AMC3, Class A2B, (CME Term SOFR 1 Month + 0.29%), 4.633%, 3/25/37	832,363	699,157
Citigroup Mortgage Loan Trust, Inc. 144A Ser. 22-A, Class A1, 6.17%, perpetual maturity	168,071	168,186
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A3, 3.698%, 3/25/65(WAC)	410,000	393,929
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.96%), 5.785%, 8/25/46	1,965,653	1,736,903
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 5.765%, 6/25/46	190,811	180,838
FRB Ser. 05-38, Class A3, (CME Term SOFR 1 Month + 0.81%), 5.153%, 9/25/35	399,268	356,088
FRB Ser. 05-59, Class 1A1, (CME Term SOFR 1 Month + 0.77%), 5.145%, 11/20/35	390,546	367,166
FRB Ser. 05-65CB, Class 2A1, (CME Term SOFR 1 Month + 0.54%), 4.878%, 12/25/35	298,267	188,118
FRB Ser. 06-OA10, Class 3A1, (CME Term SOFR 1 Month + 0.49%), 4.833%, 8/25/46	3,020,551	2,630,376
FRB Ser. 06-OA10, Class 4A1, (CME Term SOFR 1 Month + 0.49%), 4.833%, 8/25/46	6,730,456	5,628,876
FRB Ser. 06-OA7, Class 1A1, 3.297%, 6/25/46(WAC)	1,784,524	1,687,337
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (US 30 Day Average SOFR + 10.61%), 15.183%, 5/25/28	6,294,757	6,757,561
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (US 30 Day Average SOFR + 10.11%), 14.683%, 7/25/28	2,078,262	2,259,793
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (US 30 Day Average SOFR + 9.46%), 14.033%, 4/25/28	4,542,087	4,818,324
Seasoned Credit Risk Transfer Trust Ser. 19-3, Class M, 4.75%, 10/25/58(WAC)	1,539,678	1,485,180
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (US 30 Day Average SOFR + 12.36%), 16.933%, 2/25/49	841,000	1,049,581
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B2, (US 30 Day Average SOFR + 11.50%), 16.069%, 10/25/50	256,000	357,239
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (US 30 Day Average SOFR + 11.11%), 15.683%, 10/25/48	2,017,000	2,591,836
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class B2, (US 30 Day Average SOFR + 11.00%), 15.569%, 3/25/42	4,969,000	5,727,765
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (US 30 Day Average SOFR + 10.86%), 15.433%, 1/25/49	111,000	138,989
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (US 30 Day Average SOFR + 10.61%), 15.183%, 3/25/49	242,000	291,665
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (US 30 Day Average SOFR + 10.11%), 14.683%, 8/25/50	448,000	613,717
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (US 30 Day Average SOFR + 10.11%), 14.683%, 7/25/50	3,318,000	4,471,176
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA3, Class B2, (US 30 Day Average SOFR + 9.46%), 14.033%, 6/25/50	239,000	318,576
Structured Agency Credit Risk Trust FRB Ser. 19-FTR1, Class B2, (US 30 Day Average SOFR + 8.46%), 13.033%, 1/25/48	1,340,000	1,607,085
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (US 30 Day Average SOFR + 7.86%), 12.433%, 9/25/48	408,000	481,865
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class B2, (US 30 Day Average SOFR + 7.71%), 12.283%, 3/25/50	500,000	604,150
Structured Agency Credit Risk Trust FRB Ser. 19-FTR3, Class FTR3, (US 30 Day Average SOFR + 4.91%), 9.649%, 9/25/47	468,000	506,779
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	236,000	224,735
Seasoned Credit Risk Transfer Trust Ser. 17-3, Class M2, 4.75%, 7/25/56(WAC)	533,099	518,194
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56(WAC)	58,717	58,340
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (US 30 Day Average SOFR + 12.36%), 16.933%, 9/25/28	5,928,548	6,669,291
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (US 30 Day Average SOFR + 11.86%), 16.433%, 10/25/28	7,662,817	8,633,463
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (US 30 Day Average SOFR + 11.86%), 16.433%, 8/25/28	4,945,680	5,469,297
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (US 30 Day Average SOFR + 10.86%), 15.433%, 1/25/29	441,462	496,962
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, (US 30 Day Average SOFR + 10.36%), 14.933%, 1/25/29	147,739	165,962
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (US 30 Day Average SOFR + 9.36%), 13.933%, 4/25/29	414,569	466,113
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1B1, (US 30 Day Average SOFR + 6.86%), 11.433%, 2/25/40	1,645,000	1,777,124
Connecticut Avenue Securities Trust FRB Ser. 21-R01, Class 1B2, (US 30 Day Average SOFR + 6.00%), 10.569%, 10/25/41	185,000	194,628
Connecticut Avenue Securities Trust FRB Ser. 19-R04, Class 2B1, (US 30 Day Average SOFR + 5.36%), 9.933%, 6/25/39	415,413	438,809
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2B1, (US 30 Day Average SOFR + 4.50%), 9.069%, 1/25/42	1,471,000	1,554,999
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (US 30 Day Average SOFR + 4.21%), 8.783%, 9/25/31	253,910	271,734
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (US 30 Day Average SOFR + 3.76%), 8.333%, 2/25/40	239,000	251,271
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2B1, (US 30 Day Average SOFR + 3.11%), 7.683%, 1/25/40	126,000	129,155
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 7.569%, 1/25/42	3,600,000	3,697,223
First Horizon Alternative Mortgage Securities Trust FRB Ser. 06-AA6, Class 2A1, 5.679%, 11/25/36(WAC)	4,074,807	2,821,859
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (CME Term SOFR 1 Month + 0.47%), 4.813%, 5/25/36	9,105,508	1,961,462
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (CME Term SOFR 1 Month + 0.42%), 4.763%, 5/25/37	3,668,564	2,028,432
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (CME Term SOFR 1 Month + 0.63%), 5.001%, 5/19/35	10,377,763	3,109,129
MFA Trust Ser. 24-NPL1, Class A1, stepped-coupon 6.33% (9.33%, 9/25/27), 9/25/54(STP)	564,177	565,631
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (CME Term SOFR 1 Month + 0.34%), 4.591%, 2/26/37	108,485	98,465
NYMT Loan Trust 144A Ser. 22-BPL1, Class A1, stepped-coupon 3.967% (5.967%, 7/25/25), 11/25/27(STP)	361,419	360,970
Saluda Grade Alternative Mortgage Trust 144A Ser. 24-RTL5, Class A1, stepped-coupon 7.762% (9.262%, 9/1/26), 4/25/30(STP)	2,450,000	2,475,860
Towd Point Mortgage Trust 144A
Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	256,000	228,707
Ser. 18-5, Class M1, 3.25%, 7/25/58(WAC)	240,000	199,290
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR13, Class A1C3, (CME Term SOFR 1 Month + 1.09%), 5.433%, 10/25/45	69,301	66,486

		105,486,637

Total mortgage-backed securities (cost $337,734,141)		$310,401,751

CORPORATE BONDS AND NOTES (25.6%)(a)
		Principal amount	Value
Basic materials (2.0%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		$1,035,000	$1,105,561
Arcosa, Inc. 144A company guaranty sr. unsec. notes 6.875%, 8/15/32		320,000	325,525
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30		455,000	468,663
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29		2,395,000	2,283,603
Avient Corp. 144A sr. unsec. notes 6.25%, 11/1/31		275,000	271,557
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		1,260,000	1,203,703
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		1,375,000	1,368,439
Cleveland-Cliffs, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/1/33		625,000	614,617
Cleveland-Cliffs, Inc. 144A company guaranty sr. unsec. notes 7.00%, 3/15/32		625,000	614,601
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		1,536,000	1,377,068
Constellium SE company guaranty sr. unsec. unsub. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	980,000	966,584
Constellium SE 144A company guaranty sr. unsec. unsub. notes 6.375%, 8/15/32 (France)		$1,785,000	1,729,737
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		1,300,000	1,240,902
IHS Holding, Ltd. company guaranty sr. unsec. notes Ser. REGS, 6.25%, 11/29/28 (Nigeria)		750,000	710,766
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. LLC Co-Issuer 144A sr. notes 6.00%, 9/15/28 (Canada)		1,240,000	1,223,602
Miter Brands Acquisition Holdco, Inc./MIWD Borrower, LLC 144A company guaranty sr. notes 6.75%, 4/1/32		1,225,000	1,231,506
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		2,600,000	2,734,446
Standard Industries Solutions, Inc./NY 144A sr. unsec. notes 6.50%, 8/15/32		775,000	776,907
Stillwater Mining Co. company guaranty sr. unsec. notes Ser. REGS, 4.50%, 11/16/29 (South Africa)		270,000	227,016
Webuild SpA sr. unsec. notes 7.00%, 9/27/28 (Italy)	EUR	670,000	767,533

			21,242,336
Capital goods (1.3%)
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		$2,480,000	2,609,605
Boeing Co. (The) sr. unsec. notes 2.95%, 2/1/30		85,000	75,961
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27		1,060,000	1,011,129
Boeing Co. (The) sr. unsec. unsub. notes 6.298%, 5/1/29		245,000	254,082
Bombardier, Inc. 144A sr. unsec. notes 7.00%, 6/1/32 (Canada)		2,755,000	2,805,997
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		1,242,000	1,193,813
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC 144A company guaranty sr. notes 4.00%, 10/15/27		1,530,000	1,518,588
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		1,610,000	1,685,655
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29		608,000	651,619
Terex Corp. 144A sr. unsec. notes 6.25%, 10/15/32		375,000	368,034
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30		625,000	634,741
TransDigm, Inc. 144A sr. notes 6.625%, 3/1/32		405,000	409,162

			13,218,386
Communication services (1.7%)
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)		3,045,000	2,925,424
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28		3,000,000	2,936,026
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32		2,033,000	1,786,597
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29		6,100,000	5,697,945
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.05%, 2/15/28		1,360,000	1,249,326
Vmed O2 UK Financing I PLC sr. notes Ser. REGS, 3.25%, 1/31/31 (United Kingdom)	EUR	1,490,000	1,452,342
Zegona Finance PLC 144A sr. notes 8.625%, 7/15/29 (United Kingdom)		$1,535,000	1,632,882

			17,680,542
Consumer cyclicals (5.0%)
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. notes 7.875%, 2/15/31		1,215,000	1,243,346
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)		2,100,000	2,184,361
Bath & Body Works, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35		3,175,000	3,253,121
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		1,300,000	1,203,590
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		1,659,000	1,690,985
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)		361,000	384,868
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		1,570,000	1,532,500
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 7.875%, 4/1/30		1,230,000	1,267,377
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.125%, 8/15/31		1,695,000	1,483,365
Dufry One BV company guaranty sr. unsec. notes Ser. REGS, 3.375%, 4/15/28 (Netherlands)	EUR	1,345,000	1,387,558
FirstCash, Inc. 144A sr. unsec. notes 6.875%, 3/1/32 (Mexico)		$2,803,000	2,817,939
Hyundai Capital America 144A sr. unsec. notes 4.55%, 9/26/29 (South Korea)		2,510,000	2,437,673
Levi Strauss & Co. sr. unsec. notes 3.375%, 3/15/27	EUR	1,004,000	1,038,875
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		$2,630,000	2,687,089
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		1,550,000	1,460,702
McGraw-Hill Education, Inc. 144A sr. notes 7.375%, 9/1/31		900,000	922,216
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		934,000	912,969
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		1,565,000	1,453,080
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. notes 7.375%, 2/15/31		445,000	465,522
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		1,485,000	1,446,297
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty notes 6.25%, 1/15/28		1,235,000	1,229,651
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32		145,000	146,849
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.00%, 2/1/33		1,120,000	1,118,147
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.625%, 9/30/31		495,000	487,233
RR Donnelley & Sons Co. 144A sr. notes 9.50%, 8/1/29		1,160,000	1,179,229
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		1,650,000	1,686,965
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	1,474,000	1,497,818
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		$1,650,000	1,479,458
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		2,811,000	2,695,667
Toll Brothers Finance Corp. company guaranty sr. unsec. notes 3.80%, 11/1/29		1,320,000	1,243,872
Verisure Midholding AB company guaranty sr. unsec. notes Ser. REGS, 5.25%, 2/15/29 (Sweden)	EUR	3,240,000	3,367,320
Veritiv Operating Co. 144A company guaranty sr. notes 10.50%, 11/30/30		$205,000	221,038
Viking Ocean Cruises Ship VII, Ltd. 144A sr. notes 5.625%, 2/15/29 (Bermuda)		2,742,000	2,700,644
Volkswagen Group of America Finance, LLC 144A company guaranty sr. unsec. notes 1.625%, 11/24/27		1,380,000	1,246,780
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		440,000	458,530

			52,032,634
Consumer staples (1.3%)
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		1,226,000	1,192,483
Ashtead Capital, Inc. 144A notes 4.00%, 5/1/28		1,295,000	1,244,810
Avis Budget Finance PLC company guaranty sr. unsec. notes Ser. REGS, 7.25%, 7/31/30	EUR	1,210,000	1,319,392
Avis Budget Finance PLC 144A sr. unsec. notes 7.25%, 7/31/30	EUR	420,000	457,971
EquipmentShare.com, Inc. 144A notes 9.00%, 5/15/28		$1,180,000	1,225,534
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/29		1,315,000	1,237,705
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 6.625%, 6/15/29		375,000	380,074
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 5.50%, 1/15/30 (Luxembourg)		1,245,000	1,243,536
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)		815,000	744,069
Philip Morris International, Inc. sr. unsec. unsub. notes 5.125%, 2/15/30		2,435,000	2,448,606
United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 7/15/30		533,000	486,118
VM Consolidated, Inc. 144A company guaranty sr. unsec. notes 5.50%, 4/15/29		1,491,000	1,452,236

			13,432,534
Energy (3.7%)
6297782 LLC 144A company guaranty sr. unsec. notes 5.026%, 10/1/29		1,250,000	1,228,813
Aker BP ASA 144A sr. unsec. notes 5.60%, 6/13/28 (Norway)		1,225,000	1,242,312
Antero Resources Corp. 144A sr. unsec. notes 5.375%, 3/1/30		1,425,000	1,377,898
Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 6.75%, 4/15/29		1,233,000	1,247,489
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31		2,480,000	2,588,583
Ecopetrol SA sr. unsec. unsub. bonds 8.875%, 1/13/33 (Colombia)		670,000	683,245
Ecopetrol SA sr. unsec. unsub. notes 6.875%, 4/29/30 (Colombia)		1,800,000	1,758,109
Empresa Nacional del Petroleo 144A sr. unsec. notes 5.95%, 7/30/34 (Chile)		695,000	691,871
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		1,065,000	1,087,751
Expand Energy Corp. company guaranty sr. unsec. notes 5.375%, 2/1/29		1,475,000	1,454,040
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30		538,000	522,717
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		1,560,000	1,444,757
KazMunayGas National Co. JSC sr. unsec. notes Ser. REGS, 5.375%, 4/24/30 (Kazakhstan)		450,000	438,625
KazMunayGas National Co. JSC sr. unsec. unsub. bonds Ser. REGS, 6.375%, 10/24/48 (Kazakhstan)		1,580,000	1,471,237
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		2,710,000	2,669,483
Matador Resources Co. 144A company guaranty sr. unsec. unsub. notes 6.875%, 4/15/28		2,661,000	2,701,396
Pertamina Persero PT sr. unsec. unsub. bonds Ser. REGS, 6.00%, 5/3/42 (Indonesia)		890,000	874,981
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)		432,000	423,207
Petroleos del Peru SA sr. unsec. unsub. bonds Ser. REGS, 4.75%, 6/19/32 (Peru)		710,000	537,659
Petroleos Mexicanos company guaranty sr. unsec. notes Ser. REGS, 10.00%, 2/7/33 (Mexico)		170,000	176,659
Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 6.75%, 9/21/47 (Mexico)		200,000	137,644
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)		820,000	693,130
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.84%, 1/23/30 (Mexico)		2,220,000	2,029,631
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)		261,000	227,256
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.50%, 3/13/27 (Mexico)		400,000	387,035
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)		1,840,000	1,785,980
Petronas Capital, Ltd. company guaranty sr. unsec. bonds Ser. REGS, 4.55%, 4/21/50 (Malaysia)		876,000	743,869
Petronas Capital, Ltd. company guaranty sr. unsec. unsub. bonds Ser. REGS, 2.48%, 1/28/32 (Malaysia)		1,980,000	1,656,036
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		1,264,000	1,181,490
Targa Resources Corp. company guaranty sr. unsec. unsub. notes 6.15%, 3/1/29		1,190,000	1,235,603
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		735,000	737,791
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31		2,610,000	2,724,739

			38,161,036
Financials (5.2%)
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. notes 7.50%, 11/6/30		1,175,000	1,211,149
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 4.625%, 9/10/29 (Ireland)		1,805,000	1,766,394
AIB Group PLC 144A sr. unsec. notes 6.608%, 9/13/29 (Ireland)		1,185,000	1,238,962
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27		3,475,000	3,563,162
Aircastle, Ltd. 144A sr. unsec. notes 5.25%, 8/11/25		1,365,000	1,365,820
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27		3,025,000	3,136,030
Athene Global Funding 144A notes 5.583%, 1/9/29		1,220,000	1,234,480
Aviation Capital Group, LLC 144A sr. unsec. notes 5.375%, 7/15/29		1,245,000	1,246,510
Bank of America Corp. sr. unsec. notes 6.204%, 11/10/28		2,870,000	2,971,776
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27		1,275,000	1,251,941
CaixaBank SA 144A sr. unsec. notes 6.208%, 1/18/29 (Spain)		1,205,000	1,235,094
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		100,000	109,813
F&G Annuities & Life, Inc. company guaranty sr. unsec. notes 7.40%, 1/13/28		1,200,000	1,250,012
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27		650,000	656,293
Ford Motor Co. sr. unsec. unsub. notes 4.125%, 8/17/27		940,000	909,323
GA Global Funding Trust 144A notes 4.40%, 9/23/27		1,340,000	1,321,173
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29		2,685,000	2,855,779
Jones Deslauriers Insurance Management, Inc. 144A sr. notes 8.50%, 3/15/30 (Canada)		1,155,000	1,220,612
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27		6,055,000	6,198,389
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29		4,240,000	4,252,485
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		2,970,000	2,841,911
New York Life Global Funding 144A sr. notes 4.90%, 6/13/28		1,230,000	1,236,102
Protective Life Global Funding 144A 5.467%, 12/8/28		1,765,000	1,795,997
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 6.50%, 4/1/32		1,225,000	1,232,183
Toronto-Dominion Bank (The) sr. unsec. notes 5.264%, 12/11/26 (Canada)		985,000	995,707
UBS Group AG 144A sr. unsec. notes 5.428%, 2/8/30 (Switzerland)		1,058,000	1,065,119
USB AG/Stamford, CT sr. unsec. unsub. notes 7.50%, 2/15/28		585,000	626,582
VICI Properties LP sr. unsec. unsub. notes 4.95%, 2/15/30		2,520,000	2,471,976
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29		2,725,000	2,767,401
XHR LP 144A company guaranty sr. unsec. notes 6.625%, 5/15/30		215,000	215,975

			54,244,150
Government (0.1%)
Eskom Holdings SOC, Ltd. sr. unsec. notes 4.314%, 7/23/27 (South Africa)		240,000	228,281
Eskom Holdings SOC, Ltd. sr. unsec. notes Ser. REGS, 6.35%, 8/10/28 (South Africa)		230,000	228,834
Transnet SOC, Ltd. sr. unsec. notes Ser. REGS, 8.25%, 2/6/28 (South Africa)		900,000	918,302

			1,375,417
Health care (1.6%)
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		1,563,000	1,397,582
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		50,000	45,897
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		1,385,000	1,407,636
GE HealthCare Technologies, Inc. sr. unsec. notes 4.80%, 8/14/29		1,245,000	1,233,808
Illumina, Inc. sr. unsec. sub. notes 4.65%, 9/9/26		697,000	694,837
Kedrion SpA 144A company guaranty sr. notes 6.50%, 9/1/29 (Italy)		3,020,000	2,849,867
Pharmacia, LLC company guaranty sr. unsec. notes 6.60%, 12/1/28		2,870,000	3,051,847
Tenet Healthcare Corp. company guaranty sr. notes 6.75%, 5/15/31		2,650,000	2,679,206
Teva Pharmaceutical Finance Netherlands II BV company guaranty sr. unsec. unsub. notes 4.375%, 5/9/30 (Israel)	EUR	930,000	988,483
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)		$1,873,000	2,095,717

			16,444,880
Technology (0.9%)
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		1,515,000	1,491,699
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29		500,000	491,394
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29		2,675,000	2,487,092
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		1,576,000	1,495,813
Motorola Solutions, Inc. sr. unsec. unsub. notes 5.00%, 4/15/29		1,235,000	1,233,554
Seagate HDD Cayman company guaranty sr. unsec. notes 9.625%, 12/1/32 (Cayman Islands)		1,436,000	1,620,245

			8,819,797
Transportation (0.2%)
Air France-KLM sr. unsec. notes 8.125%, 5/31/28 (France)	EUR	1,200,000	1,401,608
Mersin Uluslararasi Liman Isletmeciligi A.S. 144A sr. unsec. notes 8.25%, 11/15/28 (Turkey)		$500,000	518,528
OneSky Flight, LLC 144A sr. unsec. notes 8.875%, 12/15/29		565,000	566,043

			2,486,179
Utilities and power (2.6%)
Aegea Finance SARL 144A company guaranty sr. unsec. notes 9.00%, 1/20/31 (Brazil)		990,000	1,011,004
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29		1,110,000	1,112,190
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 144A company guaranty sr. bonds 7.875%, 2/15/39 (Mexico)		890,000	918,636
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28		1,215,000	1,239,577
Diamond II, Ltd. 144A company guaranty sr. notes 7.95%, 7/28/26 (India)		1,230,000	1,245,683
Duke Energy Carolinas, LLC company guaranty sr. unsec. unsub. notes Ser. A, 6.00%, 12/1/28		1,185,000	1,232,951
Electricite De France SA 144A jr. unsec. sub. FRB 9.125%, perpetual maturity (France)		1,280,000	1,446,982
Energo-Pro a.s. 144A sr. unsec. notes 11.00%, 11/2/28 (Czech Republic)		750,000	806,645
Energy Transfer LP company guaranty sr. unsec. notes 5.25%, 4/15/29		2,455,000	2,465,580
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28		1,225,000	1,241,305
FIEMEX Energia - Banco Actinver, S.A., Institucion de Banca Multiple 144A company guaranty sr. bonds 7.25%, 1/31/41 (Mexico)		770,000	755,139
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/1/29		1,605,000	1,600,225
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 6.25%, 11/1/34		700,000	687,145
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29		1,200,000	1,242,678
PG&E Corp. sr. sub. notes 5.25%, 7/1/30		2,815,000	2,757,212
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29		1,775,000	1,811,646
Virginia Electric and Power Co. sr. unsec. unsub. notes Ser. A, 2.875%, 7/15/29		2,700,000	2,489,338
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 6.875%, 4/15/32		1,270,000	1,301,581
Vistra Operations Co., LLC 144A company guaranty sr. unsec. unsub. notes 4.375%, 5/1/29		1,560,000	1,470,179

			26,835,696

Total corporate bonds and notes (cost $263,571,461)			$265,973,587

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (25.0%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (9.8%)
Government National Mortgage Association Pass-Through Certificates
6.50%, 11/20/38	$69,277	$71,851
5.50%, TBA, 1/1/55	32,000,000	31,740,453
5.00%, TBA, 1/1/55	3,000,000	2,910,586
4.50%, TBA, 1/1/55	45,000,000	42,539,063
4.00%, TBA, 1/1/55	27,000,000	24,870,727

		102,132,680
U.S. Government Agency Mortgage Obligations (15.2%)
Uniform Mortgage-Backed Securities
6.50%, TBA, 1/1/55	53,000,000	54,101,406
5.50%, TBA, 1/1/55	84,000,000	82,900,002
5.00%, TBA, 1/1/55	1,000,000	965,231
3.50%, TBA, 1/1/55	7,000,000	6,192,011
3.00%, TBA, 1/1/55	6,000,000	5,096,719
2.50%, TBA, 1/1/55	11,000,000	8,960,703

		158,216,072

Total U.S. government and agency mortgage obligations (cost $263,561,021)		$260,348,752

U.S. TREASURY OBLIGATIONS (0.2%)(a)
	Principal amount	Value
U.S. Treasury Bonds 2.375%, 5/15/51(i)	$909,000	$574,643
U.S. Treasury Notes
4.50%, 11/15/33(i)	87,000	87,138
2.25%, 3/31/26(i)	125,000	122,680
0.625%, 11/30/27(i)	136,000	122,532
0.375%, 12/31/25(i)	331,000	318,717
0.375%, 4/30/25(i)	122,000	120,524
0.25%, 7/31/25(i)	166,000	162,390
0.25%, 5/31/25(i)	114,000	112,173

Total U.S. treasury obligations (cost $1,620,797)		$1,620,797

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (9.0%)(a)
		Principal amount	Value
Angola (Republic of) sr. unsec. notes Ser. REGS, 8.00%, 11/26/29 (Angola)		$500,000	$448,303
Angola (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.75%, 4/14/32 (Angola)		1,090,000	965,313
Argentine (Republic of) sr. unsec. unsub. bonds 4.125%, 7/9/35 (Argentina)		2,500,000	1,664,139
Argentine (Republic of) sr. unsec. unsub. notes 0.75%, 7/9/30 (Argentina)		1,190,400	920,417
Armenia (Republic of) sr. unsec. notes Ser. REGS, 3.60%, 2/2/31 (Armenia)		500,000	412,975
Bahrain (Kingdom of) sr. unsec. notes Ser. REGS, 7.375%, 5/14/30 (Bahrain)		1,022,000	1,062,127
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	300,000	263,680
Benin (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/19/32 (Benin)	EUR	380,000	356,475
Benin (Republic of) 144A sr. unsec. notes 7.96%, 2/13/38 (Benin)		$1,490,000	1,408,229
Brazil (Federal Republic of) sr. unsec. unsub. bonds 8.25%, 1/20/34 (Brazil)		1,030,000	1,125,776
Brazil (Federal Republic of) sr. unsec. unsub. bonds 5.00%, 1/27/45 (Brazil)		1,320,000	974,332
Brazil (Federal Republic of) sr. unsec. unsub. notes 6.125%, 3/15/34 (Brazil)		3,610,000	3,375,631
Brazil (Federal Republic of) sr. unsec. unsub. notes 6.00%, 10/20/33 (Brazil)		1,080,000	1,010,152
Bulgaria (Republic of) sr. unsec. bonds Ser. 30Y, 1.375%, 9/23/50 (Bulgaria)	EUR	1,153,000	733,099
Chile (Republic of) sr. unsec. unsub. bonds 4.85%, 1/22/29 (Chile)		$710,000	703,814
Chile (Republic of) sr. unsec. unsub. bonds 4.34%, 3/7/42 (Chile)		2,150,000	1,807,913
Colombia (Republic of) sr. unsec. unsub. bonds 7.375%, 9/18/37 (Colombia)		990,000	945,955
Colombia (Republic of) sr. unsec. unsub. notes 8.75%, 11/14/53 (Colombia)		380,000	385,183
Colombia (Republic of) sr. unsec. unsub. notes 8.00%, 11/14/35 (Colombia)		1,560,000	1,572,480
Colombia (Republic of) sr. unsec. unsub. notes 7.50%, 2/2/34 (Colombia)		1,710,000	1,686,915
Colombia (Republic of) sr. unsec. unsub. notes 3.125%, 4/15/31 (Colombia)		950,000	757,150
Costa Rica (Government of) sr. unsec. unsub. bonds Ser. REGS, 7.158%, 3/12/45 (Costa Rica)		1,050,000	1,083,600
Costa Rica (Government of) sr. unsec. unsub. notes Ser. REGS, 6.125%, 2/19/31 (Costa Rica)		1,035,000	1,044,056
Cote d'lvoire (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/30/32 (Cote d'lvoire)	EUR	1,380,000	1,260,580
Cote d'lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d'lvoire)		$2,762,000	2,467,236
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 6.85%, 1/27/45 (Dominican Republic)		1,340,000	1,319,900
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		2,170,000	2,190,615
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		840,000	834,120
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.50%, 1/30/30 (Dominican Republic)		950,000	872,338
Ecuador (Republic of) sr. unsec. notes Ser. REGS, 6.90%, 7/31/30 (Ecuador)		169,828	118,691
Ecuador (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.50%, 7/31/35 (Ecuador)		802,170	457,601
Egypt (Arab Republic of) sr. unsec. bonds Ser. REGS, 7.30%, 9/30/33 (Egypt)		1,100,000	934,473
Egypt (Arab Republic of) sr. unsec. bonds Ser. REGS, 7.053%, 1/15/32 (Egypt)		1,078,000	927,376
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)		1,230,000	1,194,474
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 2/28/29 (El Salvador)		597,000	620,134
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 0.25%, 4/17/30 (El Salvador)		150,000	3,048
Gabon (Republic of) sr. unsec. notes Ser. REGS, 6.625%, 2/6/31 (Gabon)		840,000	627,057
Ghana (Republic of) 144A sr. unsec. notes zero %, 7/3/26 (Ghana)		58,240	54,417
Ghana (Republic of) 144A sr. unsec. unsub. bonds 5.00%, 7/3/35 (Ghana)		333,360	235,351
Ghana (Republic of) 144A sr. unsec. unsub. notes 5.00%, 7/3/29 (Ghana)		240,440	208,151
Ghana (Republic of) 144A sr. unsec. unsub. notes zero %, 1/3/30 (Ghana)		100,821	78,340
Guatemala (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.60%, 6/13/36 (Guatemala)		3,220,000	3,191,020
Guatemala (Republic of) 144A sr. unsec. notes 7.05%, 10/4/32 (Guatemala)		840,000	870,765
Honduras (Government of) sr. unsec. unsub. notes Ser. REGS, 6.25%, 1/19/27 (Honduras)		230,000	223,646
Indonesia (Republic of) sr. unsec. unsub. bonds Ser. REGS, 7.75%, 1/17/38 (Indonesia)		1,320,000	1,596,200
Indonesia (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.35%, 1/8/27 (Indonesia)		230,000	227,437
Indonesia (Republic of) sr. unsec. unsub. notes 3.55%, 3/31/32 (Indonesia)		765,000	686,161
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		800,000	791,084
Iraq (Republic of) sr. unsec. notes Ser. REGS, 5.80%, 1/15/28 (Iraq)		643,125	626,664
Jamaica (Government of) sr. unsec. unsub. bonds 8.00%, 3/15/39 (Jamaica)		370,000	429,219
Jordan (Kingdom of) sr. unsec. notes Ser. REGS, 7.50%, 1/13/29 (Jordan)		270,000	268,966
Jordan (Kingdom of) sr. unsec. notes Ser. REGS, 5.85%, 7/7/30 (Jordan)		936,000	857,902
Kenya (Republic of) 144A sr. unsec. notes 9.75%, 2/16/31 (Kenya)		550,000	544,727
Mongolia (Government of) sr. unsec. notes Ser. REGS, 5.125%, 4/7/26 (Mongolia)		350,000	344,663
Mongolia (Government of) sr. unsec. notes Ser. REGS, 4.45%, 7/7/31 (Mongolia)		557,000	484,213
Morocco (Kingdom of) sr. unsec. bonds Ser. REGS, 3.00%, 12/15/32 (Morocco)		474,000	387,620
Morocco (Kingdom of) sr. unsec. unsub. bonds Ser. REGS, 5.50%, 12/11/42 (Morocco)		539,000	479,684
Mozambique (Republic of) unsec. notes Ser. REGS, 9.00%, 9/15/31 (Mozambique)		275,000	216,538
Nigeria (Government of) sr. unsec. unsub. notes Ser. MTN, REGS, 7.375%, 9/28/33 (Nigeria)		500,000	428,634
Nigeria (Government of) sr. unsec. unsub. notes Ser. REGS, 8.375%, 3/24/29 (Nigeria)		940,000	914,649
Nigeria (Government of) sr. unsec. unsub. notes Ser. REGS, 6.50%, 11/28/27 (Nigeria)		990,000	940,756
Oman (Sultanate of) sr. unsec. notes Ser. REGS, 6.00%, 8/1/29 (Oman)		4,167,000	4,223,859
Panama (Republic of) sr. unsec. unsub. bonds 7.50%, 3/1/31 (Panama)		2,720,000	2,762,417
Panama (Republic of) sr. unsec. unsub. bonds 3.87%, 7/23/60 (Panama)		700,000	367,809
Panama Government International Bond sr. unsec. unsub. bonds 3.75%, 3/16/25 (Panama)		780,000	774,930
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)		500,000	479,875
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 3.849%, 6/28/33 (Paraguay)		540,000	468,315
Paraguay (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.10%, 8/11/44 (Paraguay)		200,000	189,350
Paraguay (Republic of) 144A sr. unsec. bonds 3.849%, 6/28/33 (Paraguay)		800,000	693,800
Philippines (Republic of) sr. unsec. unsub. bonds 4.20%, 3/29/47 (Philippines)		924,000	745,273
Philippines (Republic of) sr. unsec. unsub. notes 3.75%, 1/14/29 (Philippines)		550,000	524,126
Philippines (Republic of) sr. unsec. unsub. notes 3.229%, 3/29/27 (Philippines)		830,000	802,246
Romania (Government of) sr. unsec. bonds Ser. REGS, 5.625%, 2/22/36 (Romania)	EUR	1,000,000	995,822
Romania (Government of) sr. unsec. notes Ser. REGS, 3.00%, 2/14/31 (Romania)		$1,550,000	1,256,118
Romania (Government of) sr. unsec. unsub. notes 7.125%, 1/17/33 (Romania)		100,000	101,506
Romania (Government of) sr. unsec. unsub. notes 6.125%, 1/22/44 (Romania)		430,000	383,213
Romania (Government of) 144A sr. unsec. notes 6.375%, 1/30/34 (Romania)		670,000	642,500
Saudi Arabia (Kingdom of) sr. unsec. bonds Ser. REGS, 4.50%, 10/26/46 (Saudi Arabia)		1,500,000	1,211,803
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)		260,000	208,506
Serbia (Republic of) sr. unsec. notes 6.25%, 5/26/28 (Serbia)		890,000	905,321
Serbia (Republic of) sr. unsec. notes Ser. REGS, 6.50%, 9/26/33 (Serbia)		460,000	473,096
Serbia (Republic of) sr. unsec. unsub. notes Ser. REGS, 2.125%, 12/1/30 (Serbia)		2,850,000	2,319,921
Serbia (Republic of) 144A sr. unsec. notes 6.50%, 9/26/33 (Serbia)		700,000	719,929
Serbia (Republic of) 144A sr. unsec. notes 6.25%, 5/26/28 (Serbia)		1,150,000	1,169,796
South Africa (Republic of) sr. unsec. bonds 5.75%, 9/30/49 (South Africa)		800,000	600,624
South Africa (Republic of) sr. unsec. bonds 5.00%, 10/12/46 (South Africa)		1,000,000	692,247
South Africa (Republic of) sr. unsec. unsub. bonds 6.25%, 3/8/41 (South Africa)		510,000	440,746
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 6/22/30 (South Africa)		800,000	767,616
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		810,000	789,842
Trinidad & Tobago (Government of) sr. unsec. notes Ser. REGS, 4.50%, 8/4/26 (Trinidad)		900,000	883,800
Turkey (Republic of) sr. unsec. unsub. notes 9.125%, 7/13/30 (Turkey)		2,590,000	2,867,952
Turkey (Republic of) sr. unsec. unsub. notes 7.625%, 5/15/34 (Turkey)		700,000	712,224
Ukraine (Republic of) 144A sr. unsec. bonds 1.75%, 2/1/36 (Ukraine)		497,406	270,049
Ukraine (Republic of) 144A sr. unsec. bonds 1.75%, 2/1/35 (Ukraine)		459,055	253,628
Ukraine (Republic of) 144A sr. unsec. bonds 1.75%, 2/1/34 (Ukraine)		355,122	201,088
Ukraine (Republic of) 144A sr. unsec. bonds zero %, 2/1/36 (Ukraine)		188,540	111,205
Ukraine (Republic of) 144A sr. unsec. bonds zero %, 2/1/35 (Ukraine)		226,247	134,340
Ukraine (Republic of) 144A sr. unsec. bonds zero %, 2/1/34 (Ukraine)		267,727	111,448
Ukraine (Republic of) 144A sr. unsec. bonds zero %, 2/1/30 (Ukraine)		71,644	39,311
United Arab Emirates sr. unsec. unsub. bonds Ser. REGS, 2.875%, 10/19/41 (United Arab Emirates)		2,000,000	1,449,988
United Mexican States sr. unsec. unsub. bonds 4.28%, 8/14/41 (Mexico)		1,510,000	1,111,098
United Mexican States sr. unsec. unsub. bonds 2.659%, 5/24/31 (Mexico)		1,290,000	1,049,852
United Mexican States sr. unsec. unsub. notes 6.338%, 5/4/53 (Mexico)		430,000	384,233
United Mexican States sr. unsec. unsub. notes 3.75%, 1/11/28 (Mexico)		1,580,000	1,503,966
Uruguay (Oriental Republic of) sr. unsec. bonds 5.10%, 6/18/50 (Uruguay)		500,000	460,346
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.875%, 1/15/33 (Uruguay)		1,000,000	1,163,765
Uzbekistan (Republic of) sr. unsec. notes Ser. REGS, 6.90%, 2/28/32 (Uzbekistan)		2,120,000	2,072,184

Total foreign government and agency bonds and notes (cost $94,559,374)			$94,113,247

SENIOR LOANS (5.4%)(a)(c)
		Principal amount	Value
Basic materials (0.3%)
Nouryon Finance BV bank term loan FRN Ser. B, (EURIBOR 3 Month ACT/360 + 3.50%), 6.719%, 4/3/28 (Netherlands)	EUR	1,160,000	$1,205,959
Quikrete Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.607%, 3/26/29		$1,296,867	1,297,677
Treasure Holdco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 8.764%, 10/10/31		560,000	561,982

			3,065,618
Capital goods (0.7%)
Chart Industries, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 7.092%, 3/18/30		1,906,971	1,916,906
CPM Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.053%, 9/28/28		1,000,515	972,861
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 7.889%, 6/15/28		1,341,102	1,347,600
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.588%, 4/15/30		817,346	824,298
TransDigm, Inc. bank term loan FRN Ser. J, (CME Term SOFR 1 Month + 2.50%), 6.829%, 2/28/31		1,097,719	1,100,836
WEC US Holdings, Ltd. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.803%, 1/20/31		1,346,626	1,349,358

			7,511,859
Communication services (0.4%)
CSC Holdings, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 7.174%, 4/15/27		1,567,657	1,450,082
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 10.097%, 8/2/29		2,549,231	2,508,009

			3,958,091
Consumer cyclicals (1.4%)
APi Group DE, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.00%), 6.357%, 1/3/29		530,414	531,189
Banijay Group US Holding, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.781%, 3/1/28		554,357	558,399
Caesars Entertainment, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.607%, 1/24/31		1,334,913	1,339,498
Carnival Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.75%), 7.107%, 10/18/28		2,330,742	2,350,413
EMRLD Borrower LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 6.845%, 6/18/31		124,688	125,337
Flutter Entertainment PLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 1.75%), 6.079%, 11/29/30		651,754	651,145
Gray Television, Inc. bank term loan FRN Ser. D, (CME Term SOFR 1 Month + 3.00%), 7.667%, 10/27/28		1,378,680	1,277,609
Hunter Douglas, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 8.021%, 2/25/29		1,336,294	1,337,297
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.207%, 1/29/28		1,204,213	1,201,702
PG Investment Co. 59 SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.329%, 3/26/31		553,613	558,861
Scientific Games Holdings LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 7.59%, 4/4/29		1,278,543	1,283,178
Station Casinos, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.00%), 6.375%, 3/7/31		287,826	288,614
White Cap Buyer, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.25%), 7.607%, 10/19/29		2,942,475	2,951,787

			14,455,029
Consumer staples (0.2%)
IRB Holding Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 6.857%, 3/10/28		1,573,399	1,576,900
Verde Purchaser, LLC bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.104%, 12/2/30		198,316	199,184

			1,776,084
Energy (0.2%)
CQP Holdco LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 1.00%), 8.75%, 12/31/30		2,204,311	2,210,648

			2,210,648
Financials (0.1%)
Alliant Holdings Intermediate, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.75%), 7.106%, 9/12/31		1,324,988	1,330,036

			1,330,036
Health care (0.9%)
Bausch + Lomb Corp. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.329%, 9/29/28		768,220	773,264
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.689%, 5/5/27		1,955,657	1,965,523
DaVita, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 2.00%), 6.357%, 5/6/31		708,225	710,070
Medline Borrower LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.25%), 6.607%, 10/23/28		1,208,358	1,213,990
Pacific Dental Services, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 7.125%, 3/10/31		1,101,675	1,110,626
Phoenix Guarantor, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 6.857%, 2/21/31		1,285,304	1,291,492
Phoenix Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.357%, 11/15/28		1,320,632	1,331,362
Waystar Technologies, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.323%, 10/22/29		592,350	595,807

			8,992,134
Technology (0.8%)
Ahead DB Holdings, LLC bank term loan FRN Class B3, (CME Term SOFR 1 Month + 3.50%), 7.829%, 2/3/31		538,795	543,172
Cloud Software Group, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 7.829%, 3/29/29		1,666,999	1,674,009
Dun & Bradstreet Corp. (The) bank term loan FRN Class B2, (CME Term SOFR 1 Month + 2.25%), 6.588%, 1/18/29		1,334,913	1,337,416
Idera, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.071%, 3/2/28		1,174,100	1,155,315
McAfee Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 7.37%, 3/1/29		1,311,713	1,314,500
Proofpoint, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 7.357%, 8/31/28		1,383,844	1,392,155
UKG, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.325%, 1/31/31		1,308,425	1,319,291

			8,735,858
Transportation (0.4%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 9.629%, 4/20/28		2,419,117	2,487,567
Genesee & Wyoming, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 1.75%), 6.079%, 4/5/31		822,938	822,424
WestJet Loyalty LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.582%, 2/14/31		1,071,900	1,077,646

			4,387,637

Total senior loans (cost $56,404,197)			$56,422,994

CONVERTIBLE BONDS AND NOTES (3.4%)(a)
		Principal amount	Value
Capital goods (0.1%)
Axon Enterprise, Inc. company guaranty cv. sr. unsec. notes 0.50%, 12/15/27		$227,000	$592,476
Fluor Corp. cv. sr. unsec. notes 1.125%, 8/15/29		218,000	275,007
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25		231,000	258,580
Tetra Tech, Inc. cv. sr. unsec. notes 2.25%, 8/15/28		196,000	230,725

			1,356,788
Communication services (0.1%)
Cellnex Telecom SA cv. sr. unsec. unsub. notes 0.50%, 7/5/28 (Spain)	EUR	500,000	536,912

			536,912
Consumer cyclicals (0.7%)
Accor SA cv. sr. unsec. notes 0.70%, 12/7/27 (Units) (France)	EUR	10,051	590,872
Amadeus IT Group SA cv. sr. unsec. notes 1.50%, 4/9/25 (Spain)	EUR	300,000	396,681
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27		$242,000	210,480
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25		180,000	475,639
Burlington Stores, Inc. cv. sr. unsec. notes 1.25%, 12/15/27		187,000	280,687
Carnival Corp. company guaranty cv. sr. unsec. unsub. notes 5.75%, 12/1/27		236,000	475,865
DraftKings, Inc. cv. sr. unsec. unsub. notes zero %, 3/15/28		336,000	287,616
Global Payments, Inc. 144A cv. sr. unsec. notes 1.50%, 3/1/31		455,000	447,720
Liberty Media Corp.-Liberty Formula One cv. sr. unsec. notes 2.25%, 8/15/27		317,000	388,285
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 3.125%, 1/15/29		304,000	414,762
Live Nation Entertainment, Inc. 144A cv. sr. unsec. unsub. notes 2.875%, 1/15/30		555,000	559,995
Meritage Homes Corp. 144A company guaranty cv. sr. unsec. notes 1.75%, 5/15/28		371,000	365,435
Nexi SpA cv. sr. unsec. notes Ser. REGS, zero %, 2/24/28 (Italy)	EUR	400,000	367,213
Nexity SA cv. sr. unsec. notes 0.25%, 3/2/25 (Units) (France)	EUR	2,850	203,700
Rivian Automotive, Inc. cv. sr. unsec. sub. notes 4.625%, 3/15/29		$313,000	316,247
Shift4 Payments, Inc. cv. sr. unsec. sub. notes 0.50%, 8/1/27		430,000	464,400
Spectrum Brands, Inc. 144A company guaranty cv. sr. unsec. notes 3.375%, 6/1/29		250,000	245,325
Trip.com Group, Ltd. cv. sr. unsec. notes Ser. MTN, 1.50%, 7/1/27 (China)		617,000	667,656

			7,158,578
Consumer staples (0.4%)
Chefs' Warehouse, Inc. (The) cv. sr. unsec. unsub. notes 2.375%, 12/15/28		273,000	351,761
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28		341,000	280,134
Itron, Inc. 144A cv. sr. unsec. notes 1.375%, 7/15/30		408,000	431,460
JD.com, Inc. 144A cv. sr. unsec. notes 0.25%, 6/1/29 (China)		602,000	641,732
Meituan cv. sr. unsec. unsub. notes zero %, 4/27/28 (China)		600,000	570,409
Sea, Ltd. cv. sr. unsec. notes 2.375%, 12/1/25 (Singapore)		469,000	594,692
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28		368,000	378,350
Uber Technologies, Inc. cv. sr. unsec. notes Ser. 2028, 0.875%, 12/1/28		501,000	553,605
Wayfair, Inc. cv. sr. unsec. unsub. notes 3.25%, 9/15/27		308,000	329,098

			4,131,241
Energy (—%)
Northern Oil and Gas, Inc. cv. sr. unsec. notes 3.625%, 4/15/29		243,000	285,343

			285,343
Financials (0.3%)
Coinbase Global, Inc. 144A cv. sr. unsec. sub. notes 0.25%, 4/1/30		375,000	400,338
Core Scientific, Inc. 144A cv. sr. unsec. notes zero %, 6/15/31		184,000	181,240
Digital Realty Trust LP 144A company guaranty cv. sr. unsec. sub. notes 1.875%, 11/15/29		533,000	551,655
Marathon Digital Holdings, Inc. 144A cv. sr. unsec. notes zero %, 6/1/31		185,000	145,577
Rexford Industrial Realty LP 144A company guaranty cv. sr. unsec. sub. notes 4.125%, 3/15/29		267,000	260,459
SoFi Technologies, Inc. 144A cv. sr. unsec. notes zero %, 10/15/26		304	321
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 3.125%, 7/15/29(R)		253,000	287,914
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 2.75%, 5/15/28(R)		490,000	665,665

			2,493,169
Health care (0.4%)
Alnylam Pharmaceuticals, Inc. cv. sr. unsec. unsub. notes 1.00%, 9/15/27		322,000	343,079
Ascendis Pharma A/S cv. sr. unsec. notes 2.25%, 4/1/28 (Denmark)		209,000	230,161
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27		439,000	409,038
Dexcom, Inc. cv. sr. unsec. unsub. notes 0.375%, 5/15/28		392,000	352,571
Exact Sciences Corp. 144A cv. sr. unsec. notes 1.75%, 4/15/31		387,000	361,381
Haemonetics Corp. 144A cv. sr. unsec. sub. notes 2.50%, 6/1/29		327,000	322,749
Halozyme Therapeutics, Inc. cv. sr. unsec. notes 1.00%, 8/15/28		446,000	482,088
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26		202,000	256,045
Integer Holdings Corp. cv. sr. unsec. unsub. notes 2.125%, 2/15/28		210,000	336,630
Jazz Investments I, Ltd. 144A company guaranty cv. sr. unsec. notes 3.125%, 9/15/30 (Ireland)		345,000	372,945
Lantheus Holdings, Inc. company guaranty cv. sr. unsec. unsub. notes 2.625%, 12/15/27		260,000	347,035
Merit Medical Systems, Inc. 144A cv. sr. unsec. notes 3.00%, 2/1/29		204,000	257,873
QIAGEN NV cv. sr. unsec. notes zero %, 12/17/27 (Netherlands)		200,000	190,501
Repligen Corp. cv. sr. unsec. notes 1.00%, 12/15/28		230,000	235,750

			4,497,846
Technology (1.1%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27		342,000	344,154
Alibaba Group Holding, Ltd. 144A cv. sr. unsec. notes 0.50%, 6/1/31 (China)		739,000	787,220
Bentley Systems, Inc. cv. sr. unsec. sub. notes 0.375%, 7/1/27		290,000	261,870
Box, Inc. 144A cv. sr. unsec. notes 1.50%, 9/15/29		352,000	343,552
Datadog, Inc. 144A cv. sr. unsec. notes zero %, 12/1/29		646,000	624,682
Guidewire Software, Inc. 144A cv. sr. unsec. notes 1.25%, 11/1/29		628,000	615,754
HubSpot, Inc. cv. sr. unsec. notes 0.375%, 6/1/25		50,000	122,950
Lenovo Group, Ltd. cv. sr. unsec. bonds 2.50%, 8/26/29 (China)		435,000	566,347
Lumentum Holdings, Inc. cv. sr. unsec. notes 1.50%, 12/15/29		318,000	443,451
Microchip Technology, Inc. 144A cv. sr. unsec. notes 0.75%, 6/1/30		340,000	313,905
MicroStrategy, Inc. 144A cv. sr. unsec. notes 0.875%, 3/15/31		144,000	206,568
MicroStrategy, Inc. 144A cv. sr. unsec. notes zero %, 12/1/29		361,000	290,605
MKS Instruments, Inc. 144A cv. sr. unsec. notes 1.25%, 6/1/30		357,000	347,361
Nutanix, Inc. 144A cv. sr. unsec. notes 0.50%, 12/15/29		460,000	457,010
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26		199,000	185,568
ON Semiconductor Corp. company guaranty cv. sr. unsec. notes 0.50%, 3/1/29		546,000	516,107
OSI Systems,Inc. 144A cv. sr. unsec. notes 2.25%, 8/1/29		253,000	273,721
Parsons Corp. 144A cv. sr. unsec. notes 2.625%, 3/1/29		220,000	258,610
Progress Software Corp. 144A cv. sr. unsec. sub. notes 3.50%, 3/1/30		245,000	288,519
Seagate HDD Cayman company guaranty cv. sr. unsec. notes 3.50%, 6/1/28 (Cayman Islands)		700,000	843,850
SK Hynix, Inc. cv. sr. unsec. unsub. notes 1.75%, 4/11/30 (South Korea)		400,000	614,100
Snap, Inc. cv. sr. unsec. notes zero %, 5/1/27		214,000	186,180
Snowflake, Inc. 144A cv. sr. unsec. notes zero %, 10/1/27		589,000	695,305
Spotify USA, Inc. company guaranty cv. sr. unsec. notes zero %, 3/15/26		336,000	358,042
STMicroelectronics NV cv. sr. unsec. notes zero %, 8/4/27 (France)		400,000	380,385
Tyler Technologies, Inc. cv. sr. unsec. sub. notes 0.25%, 3/15/26		363,000	439,775
Vertex, Inc. 144A cv. sr. unsec. sub. notes 0.75%, 5/1/29		282,000	447,258
Wolfspeed, Inc. cv. sr. unsec. notes 1.875%, 12/1/29		434,000	182,020
Workiva, Inc. cv. sr. unsec. sub. notes 1.25%, 8/15/28		271,000	287,870

			11,682,739
Transportation (0.1%)
Deutsche Post AG cv. sr. unsec. notes 0.05%, 6/30/25 (Germany)	EUR	400,000	407,789
International Consolidated Airlines Group SA cv. sr. unsec. unsub. notes Ser. REGS, 1.125%, 5/18/28 (Spain)	EUR	400,000	511,099
Jet2 PLC company guaranty cv. sr. unsec. unsub. notes Ser. REGS, 1.625%, 6/10/26 (United Kingdom)	GBP	300,000	396,000

			1,314,888
Utilities and power (0.2%)
CMS Energy Corp. cv. sr. unsec. notes 3.375%, 5/1/28		$406,000	422,443
NRG Energy, Inc. company guaranty cv. sr. unsec. bonds 2.75%, 6/1/48		131,000	287,742
PG&E Corp. cv. sr. notes 4.25%, 12/1/27		677,000	737,592
PPL Capital Funding, Inc. company guaranty cv. sr. unsec. notes 2.875%, 3/15/28		341,000	356,933

			1,804,710

Total convertible bonds and notes (cost $34,260,596)			$35,262,214

INVESTMENT COMPANIES (0.2%)(a)
	Shares	Value
Franklin Ultra Short Bond ETF(AFF)	96,680	$2,398,148

Total investment companies (cost $2,400,207)		$2,398,148

SHORT-TERM INVESTMENTS (25.2%)(a)
		Principal amount/shares	Value
Alimentation Couche-Tard, Inc. commercial paper 4.667%, 1/16/25 (Canada)		$3,450,000	$3,442,977
Alimentation Couche-Tard, Inc. commercial paper 4.642%, 1/9/25 (Canada)		5,050,000	5,044,252
Autonation, Inc. commercial paper 4.701%, 1/2/25		9,020,000	9,017,523
Enbridge US, Inc. commercial paper 4.729%, 1/16/25		2,995,000	2,988,869
Federal Home Loan Banks discount notes commercial paper 4.260%, 1/14/25		13,000,000	12,978,767
Marriott International, Inc./MD commercial paper 4.757%, 1/23/25		3,210,000	3,200,520
Marriott International, Inc./MD commercial paper 4.737%, 1/30/25		2,260,000	2,251,384
Microchip Technology, Inc. commercial paper 4.773%, 1/30/25		2,975,000	2,963,534
Nutrien, Ltd. commercial paper 4.671%, 1/30/25 (Canada)		3,195,000	3,182,739
Nutrien, Ltd. commercial paper 4.667%, 1/27/25 (Canada)		2,165,000	2,157,542
Penske Truck Leasing Co. commercial paper 4.859%, 1/22/25		2,175,000	2,168,813
Penske Truck Leasing Co. commercial paper 4.747%, 1/6/25		835,000	834,366
Plains All American Pipeline LP commercial paper 4.554%, 1/2/25		3,705,000	3,704,080
Putnam Short Term Investment Fund Class P 4.56%(AFF)	Shares	178,230,574	178,230,574
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%(P)	Shares	11,103,000	11,103,000
Targa Resources Corp. commercial paper 4.822%, 1/21/25		$3,005,000	2,996,479
Targa Resources Corp. commercial paper 4.820%, 1/16/25		1,950,000	1,945,789
Targa Resources Corp. commercial paper 4.722%, 1/23/25		3,295,000	3,284,751
Targa Resources Corp. commercial paper 4.713%, 1/9/25		2,620,000	2,616,819
U.S. Treasury Bills 4.622%, 1/16/25(SEG)(SEGSF)(SEGTBA)		4,400,000	4,392,761
U.S. Treasury Bills 4.529%, 1/9/25(SEGSF)		1,400,000	1,398,856
U.S. Treasury Bills 4.308%, 2/13/25(SEGSF)		200,000	199,013
U.S. Treasury Bills 4.283%, 3/25/25(SEGTBA)		1,800,000	1,782,937

Total short-term investments (cost $261,892,030)			$261,886,345
TOTAL INVESTMENTS

Total investments (cost $1,316,003,824)			$1,288,427,835

	FORWARD CURRENCY CONTRACTS at 12/31/24 (aggregate face value $82,186,891) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Canadian Dollar	Sell	1/22/25	$16,360	$17,480	$1,120
		Euro	Sell	3/19/25	892,549	904,703	12,154
		Japanese Yen	Buy	2/19/25	2,672,982	2,794,737	(121,755)
		New Zealand Dollar	Sell	1/22/25	92,606	103,790	11,184
		Norwegian Krone	Sell	3/19/25	157,419	162,638	5,219
		Swedish Krona	Sell	3/19/25	1,161,423	1,184,544	23,121
		Swiss Franc	Buy	3/19/25	265,482	274,520	(9,038)
	Barclays Bank PLC
		Australian Dollar	Sell	1/22/25	107,699	116,985	9,286
		Canadian Dollar	Sell	1/22/25	412,554	440,864	28,310
		Euro	Sell	3/19/25	3,888,943	3,941,952	53,009
		New Taiwan Dollar	Buy	2/19/25	193,129	195,383	(2,254)
		Norwegian Krone	Sell	3/19/25	74,710	77,192	2,482
	Citibank, N.A.
		Australian Dollar	Sell	1/22/25	1,130,656	1,258,953	128,297
		Euro	Sell	3/19/25	5,372,332	5,445,248	72,916
		Norwegian Krone	Sell	3/19/25	684,710	707,595	22,885
	Goldman Sachs International
		Australian Dollar	Buy	1/22/25	122,678	136,587	(13,909)
		Canadian Dollar	Sell	1/22/25	45,808	48,949	3,141
		Euro	Sell	3/19/25	3,811,308	3,862,846	51,538
		Japanese Yen	Buy	2/19/25	4,456,555	4,661,842	(205,287)
		Swiss Franc	Buy	3/19/25	519,407	536,704	(17,297)
	HSBC Bank USA, National Association
		Australian Dollar	Sell	1/22/25	455,927	502,786	46,859
		British Pound	Sell	3/19/25	88,709	89,899	1,190
		Euro	Sell	3/19/25	960,622	972,780	12,158
		Japanese Yen	Buy	2/19/25	1,284,170	1,342,761	(58,591)
		New Zealand Dollar	Sell	1/22/25	14,660	16,434	1,774
		Norwegian Krone	Sell	3/19/25	119,292	123,239	3,947
		Singapore Dollar	Buy	2/19/25	152,309	158,378	(6,069)
		Swedish Krona	Sell	3/19/25	394,438	402,456	8,018
		Swiss Franc	Buy	3/19/25	174,508	180,334	(5,826)
	JPMorgan Chase Bank N.A.
		British Pound	Sell	3/19/25	1,967,488	1,993,597	26,109
		Canadian Dollar	Sell	1/22/25	959,122	1,024,839	65,717
		Japanese Yen	Buy	2/19/25	2,450,092	2,561,793	(111,701)
		Norwegian Krone	Sell	3/19/25	1,071,691	1,107,146	35,455
	Morgan Stanley & Co. International PLC
		Australian Dollar	Sell	1/22/25	2,368,827	2,637,729	268,902
		Euro	Sell	3/19/25	5,134,540	5,240,169	105,629
		Japanese Yen	Buy	2/19/25	2,416,041	2,527,864	(111,823)
		New Zealand Dollar	Sell	1/22/25	4,230,260	4,742,609	512,349
	NatWest Markets PLC
		Australian Dollar	Sell	1/22/25	98,105	105,345	7,240
		British Pound	Sell	3/19/25	602,821	610,711	7,890
		Canadian Dollar	Sell	1/22/25	693,461	740,931	47,470
		Euro	Buy	3/19/25	240,182	242,641	(2,459)
		Swiss Franc	Buy	3/19/25	265,591	274,493	(8,902)
	State Street Bank and Trust Co.
		Australian Dollar	Sell	1/22/25	4,268,727	4,752,254	483,527
		Canadian Dollar	Sell	1/22/25	3,761,161	4,019,235	258,074
		Euro	Sell	3/19/25	3,754,043	3,807,636	53,593
		Hong Kong Dollar	Buy	2/19/25	266,538	266,606	(68)
		Norwegian Krone	Sell	3/19/25	1,330,879	1,374,645	43,766
		Swedish Krona	Sell	3/19/25	1,224,009	1,248,785	24,776
	Toronto-Dominion Bank
		British Pound	Sell	3/19/25	102,472	103,820	1,348
		Euro	Sell	3/19/25	5,657,099	5,733,535	76,436
		Japanese Yen	Buy	2/19/25	163,880	171,354	(7,474)
		Norwegian Krone	Sell	3/19/25	921,466	951,923	30,457
	UBS AG
		Australian Dollar	Sell	1/22/25	85,540	95,233	9,693
		Canadian Dollar	Sell	1/22/25	98,370	105,090	6,720
		Euro	Sell	3/19/25	1,406,896	1,426,225	19,329
		Hong Kong Dollar	Buy	2/19/25	137,624	137,674	(50)
		New Zealand Dollar	Sell	1/22/25	323,926	363,141	39,215
	WestPac Banking Corp.
		British Pound	Sell	3/19/25	2,213,095	2,242,405	29,310
		Euro	Buy	3/19/25	922,688	914,884	7,804

	Unrealized appreciation						2,659,417

	Unrealized (depreciation)						(682,503)

	Total						$1,976,914
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 12/31/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Euro-Bobl 5 yr (Short)	73	$8,912,226	$8,912,223	Mar-25	$102,780
U.S. Treasury Note Ultra 10 yr (Short)	161	17,921,313	17,921,313	Mar-25	423,919

Unrealized appreciation					526,699

Unrealized (depreciation)					—

Total					$526,699

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/24 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
3.61/US SOFR/Oct-34 (Purchased)	Oct-29/3.61		$17,449,400	$(684,889)	$(166,677)
(3.61)/US SOFR/Oct-34 (Purchased)	Oct-29/3.61		17,449,400	(684,889)	151,321
(4.225)/US SOFR/Nov-36 (Purchased)	Nov-26/4.225		11,855,700	(1,723,725)	(117,300)
3.725/US SOFR/Nov-36 (Purchased)	Nov-26/3.725		11,855,700	(1,646,292)	(194,659)
BNP Paribas
(4.125)/US SOFR/Nov-37 (Purchased)	Nov-27/4.125		3,244,600	(150,225)	23,095
3.625/US SOFR/Nov-37 (Purchased)	Nov-27/3.625		3,244,600	(150,225)	(30,704)
Citibank, N.A.
(2.588)/6 month EUR-EURIBOR/Jul-32 (Written)	Jul-27/2.588	EUR	24,854,400	743,575	(35,503)
2.588/6 month EUR-EURIBOR/Jul-32 (Written)	Jul-27/2.588	EUR	24,854,400	743,575	210,134
4.50/US SOFR/Dec-30 (Written)	Dec-25/4.50		$97,819,300	564,906	(418,275)
(4.00)/US SOFR/Dec-30 (Purchased)	Dec-25/4.00		48,909,700	(552,680)	365,502
Deutsche Bank AG
4.495/6 month AUD-BBR-BBSW/Jul-35 (Purchased)	Jul-25/4.495	AUD	33,139,500	(729,990)	(101,656)
(4.495)/6 month AUD-BBR-BBSW/Jul-35 (Purchased)	Jul-25/4.495	AUD	33,139,500	(729,990)	(331,387)
(2.25)/6 month EUR-EURIBOR/Apr-54 (Written)	Apr-34/2.25	EUR	6,605,000	928,702	(75,342)
2.25/6 month EUR-EURIBOR/Apr-54 (Written)	Apr-34/2.25	EUR	6,605,000	928,702	94,198
2.239/6 month EUR-EURIBOR/May-58 (Written)	May-28/2.239	EUR	3,557,300	499,237	120,251
(2.239)/6 month EUR-EURIBOR/May-58 (Written)	May-28/2.239	EUR	3,557,300	499,237	6,655
Goldman Sachs International
(2.85)/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	53,246,100	(1,057,790)	(266,619)
2.85/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	53,246,100	(1,057,790)	23,661
JPMorgan Chase Bank N.A.
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	25,226,900	(945,635)	2,612,707
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	25,226,900	(945,635)	(758,818)
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	19,590,000	(611,186)	(558,246)
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	19,590,000	(611,186)	2,045,417
(4.565)/6 month AUD-BBR-BBSW/Mar-38 (Purchased)	Mar-28/4.565	AUD	17,126,000	(704,633)	(110,877)
4.565/6 month AUD-BBR-BBSW/Mar-38 (Purchased)	Mar-28/4.565	AUD	17,126,000	(704,633)	(168,701)
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	13,662,300	(849,629)	(656,410)
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	13,662,300	(849,629)	1,476,154
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	12,083,500	(714,644)	(629,275)
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	12,083,500	(714,644)	2,352,201
(2.602)/6 month EUR-EURIBOR/Jul-31 (Purchased)	Jul-26/2.602	EUR	129,243,700	(3,145,275)	(1,324,312)
2.602/6 month EUR-EURIBOR/Jul-31 (Purchased)	Jul-26/2.602	EUR	129,243,700	(3,145,275)	491,864
(2.622)/6 month EUR-EURIBOR/Jul-32 (Written)	Jul-27/2.622	EUR	49,709,100	1,475,859	(120,541)
2.622/6 month EUR-EURIBOR/Jul-32 (Written)	Jul-27/2.622	EUR	49,709,100	1,475,859	448,694
1.201/6 month EUR-EURIBOR/Apr-39 (Purchased)	Apr-29/1.201	EUR	41,174,800	(819,169)	(141,644)
(4.201)/6 month EUR-EURIBOR/Apr-39 (Purchased)	Apr-29/4.201	EUR	41,174,800	(1,031,710)	(355,623)
(2.665)/6 month EUR-EURIBOR/Apr-43 (Written)	Apr-33/2.665	EUR	8,921,900	743,210	(31,838)
2.665/6 month EUR-EURIBOR/Apr-43 (Written)	Apr-33/2.665	EUR	8,921,900	743,210	104,737
Mizuho Capital Markets LLC
3.875/US SOFR/Nov-37 (Purchased)	Nov-27/3.875		$1,119,900	(63,442)	(11,715)
(3.875)/US SOFR/Nov-37 (Purchased)	Nov-27/3.875		1,119,900	(63,442)	7,756
Morgan Stanley & Co. International PLC
(2.952)/6 month EUR-EURIBOR/Jun-49 (Purchased)	Jun-29/2.952	EUR	44,414,700	(3,526,104)	(862,631)
(2.492)/6 month EUR-EURIBOR/Jun-51 (Written)	Jun-31/2.492	EUR	40,003,700	5,102,026	(622,230)
2.492/6 month EUR-EURIBOR/Jun-51 (Written)	Jun-31/2.492	EUR	40,003,700	5,102,026	1,014,813
2.634/6 month EUR-EURIBOR/Jun-47 (Purchased)	Jun-27/2.634	EUR	32,003,000	(2,916,255)	414,445
(2.634)/6 month EUR-EURIBOR/Jun-47 (Purchased)	Jun-27/2.634	EUR	32,003,000	(2,916,255)	(1,077,418)
(2.352)/6 month EUR-EURIBOR/Aug-49 (Purchased)	Aug-29/2.352	EUR	10,985,800	(1,804,602)	(167,508)
2.352/6 month EUR-EURIBOR/Aug-49 (Purchased)	Aug-29/2.352	EUR	10,985,800	(1,804,602)	(44,221)
UBS AG
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	21,121,500	(1,124,193)	1,189,631
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	21,121,500	(1,124,193)	(476,046)
2.70/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	10,843,500	(658,399)	(236,369)
(2.70)/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	10,843,500	(658,399)	367,540

Unrealized appreciation					13,520,776

Unrealized (depreciation)					(10,092,545)

Total					$3,428,231

TBA SALE COMMITMENTS OUTSTANDING at 12/31/24 (proceeds receivable $88,306,191) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 5.00%, 1/1/55	$28,000,000	1/14/25	$27,026,464
Uniform Mortgage-Backed Securities, 4.50%, 1/1/55	37,000,000	1/14/25	34,803,257
Uniform Mortgage-Backed Securities, 4.00%, 1/1/55	27,000,000	1/14/25	24,692,434

Total			$86,522,155

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/24 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$10,160,500	$251,767	(E)	$(152)	3/18/36	3.757% — Annually	US SOFR — Annually	$251,615
		10,795,500	498,882	(E)	(367)	2/20/59	3.485% — Annually	US SOFR — Annually	498,515
		178,278,300	524,495		(669)	3/18/26	US SOFR — Annually	4.413% — Annually	(542,500)
		2,068,300	28,528	(E)	(31)	3/31/38	US SOFR — Annually	3.93% — Annually	(28,559)
		11,435,600	262,870	(E)	(389)	2/20/59	US SOFR — Annually	3.642% — Annually	(263,259)
		4,300,000	214,613	(E)	(146)	2/20/59	US SOFR — Annually	3.46% — Annually	(214,759)
		113,268,000	802,003		1,569,123	9/18/26	4.55% — Annually	US SOFR — Annually	805,104
		26,692,000	342,832		1,473,545	9/18/29	4.35% — Annually	US SOFR — Annually	1,154,697
		9,391,300	58,329		(180,023)	9/18/34	US SOFR — Annually	4.15% — Annually	(122,667)
		8,316,000	17,131		1,049,974	9/18/54	3.95% — Annually	US SOFR — Annually	1,050,017
		22,313,000	393,534		(612,499)	12/18/29	US SOFR — Annually	3.65% — Annually	(1,007,243)
		2,535,000	128,666		95,096	12/18/34	US SOFR — Annually	3.45% — Annually	(33,905)
		50,000	5,910		3,494	12/18/54	US SOFR — Annually	3.25% — Annually	(2,427)
		384,970,000	1,410,530	(E)	(940,865)	3/19/27	3.85% — Annually	US SOFR — Annually	469,665
		250,000	3,099	(E)	(1,600)	3/19/30	3.75% — Annually	US SOFR — Annually	1,499
		420,159,000	5,208,291	(E)	2,677,859	3/19/30	US SOFR — Annually	3.75% — Annually	(2,530,432)
		29,750,000	762,850	(E)	(620,749)	3/19/35	3.75% — Annually	US SOFR — Annually	142,100
		26,686,000	1,705,235	(E)	(975,692)	3/19/55	3.55% — Annually	US SOFR — Annually	729,545
		6,647,000	424,743	(E)	238,406	3/19/55	US SOFR — Annually	3.55% — Annually	(186,339)
	AUD	71,671,000	380,438		(376)	2/15/29	6 month AUD-BBR-BBSW — Semiannually	4.226% — Semiannually	329,755
	AUD	8,370,600	40,381	(E)	(104)	4/7/40	5.092% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(40,485)
	AUD	109,130,000	301,390		42,871	12/18/26	3.61% — Quarterly	3 month AUD-BBR-BBSW — Quarterly	367,694
	AUD	131,797,400	2,804,991		627,643	12/18/34	6 month AUD-BBR-BBSW — Semiannually	3.92% — Semiannually	(2,200,745)
	AUD	32,243,000	318,072		321,910	12/18/29	6 month AUD-BBR-BBSW — Semiannually	3.701% — Semiannually	(3,576)
	AUD	173,635,000	2,006,491		345,965	12/18/29	3.64% — Semiannually	3 month AUD-BBR-BBSW — Semiannually	2,395,105
	AUD	165,697,200	56,817		(267)	10/15/25	3 month AUD-BBR-BBSW — Quarterly	4.14% — Quarterly	(15,393)
	AUD	18,664,000	268,112	(E)	(271,781)	3/19/35	4.05% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(3,668)
	AUD	1,387,000	60,600	(E)	57,242	3/19/55	6 month AUD-BBR-BBSW — Semiannually	3.95% — Semiannually	(3,358)
	AUD	28,303,000	37,068	(E)	45,036	3/19/27	3 month AUD-BBR-BBSW — Quarterly	3.65% — Quarterly	7,968
	CAD	24,736,000	10,222	(E)	56,182	3/19/27	Canadian Overnight Repo Rate — Semiannually	2.65% — Semiannually	45,961
	CAD	8,708,000	55,085	(E)	(73,186)	3/19/35	2.85% — Semiannually	Canadian Overnight Repo Rate — Semiannually	(18,101)
	CHF	7,529,000	29,716	(E)	(36,521)	3/19/35	Swiss Average Rate Overnight — Annually	0.35% — Annually	(66,237)
	EUR	78,969,100	3,051,554		(1,728,367)	3/13/29	6 month EUR-EURIBOR — Semiannually	3.18% — Annually	2,641,257
	EUR	4,890,200	129,723	(E)	(173)	11/24/48	6 month EUR-EURIBOR — Semiannually	2.475% — Annually	129,550
	EUR	3,882,900	143,826	(E)	(134)	11/24/48	6 month EUR-EURIBOR — Semiannually	2.545% — Annually	143,692
	EUR	8,875,300	177,048	(E)	(187)	2/23/44	6 month EUR-EURIBOR — Semiannually	2.69% — Annually	176,861
	EUR	10,144,700	277,337		(354)	10/8/44	6 month EUR-EURIBOR — Semiannually	2.54% — Annually	261,927
	EUR	18,198,700	972,096		(634)	10/8/44	2.70% — Annually	6 month EUR-EURIBOR — Semiannually	(952,864)
	EUR	1,713,900	89,877	(E)	(60)	6/2/46	2.675% — Annually	6 month EUR-EURIBOR — Semiannually	(89,937)
	EUR	13,644,900	346,907	(E)	(470)	6/20/49	6 month EUR-EURIBOR — Semiannually	2.452% — Annually	346,437
	EUR	3,846,200	122,722	(E)	(132)	6/2/46	6 month EUR-EURIBOR — Semiannually	2.456% — Annually	122,589
	EUR	4,280,400	199,497	(E)	(148)	6/30/47	2.634% — Annually	6 month EUR-EURIBOR — Semiannually	(199,644)
	EUR	7,520,600	307,861	(E)	(274)	7/2/51	6 month EUR-EURIBOR — Semiannually	2.492% — Annually	307,587
	EUR	6,400,000	153,385		(98)	8/29/34	6 month EUR-EURIBOR — Semiannually	2.63% — Annually	133,298
	EUR	2,423,800	27,201	(E)	(85)	8/8/49	2.352% — Annually	6 month EUR-EURIBOR — Semiannually	(27,286)
	EUR	75,465,000	329,645		377,248	12/18/26	2.43% — Annually	6 month EUR-EURIBOR — Semiannually	59,288
	EUR	150,300	220		1,992	12/18/34	2.38% — Annually	6 month EUR-EURIBOR — Semiannually	1,797
	EUR	77,191,000	109,863		650,631	12/18/29	2.28% — Annually	6 month EUR-EURIBOR — Semiannually	557,074
	EUR	9,152,000	214,222		81,264	12/18/54	2.265% — Annually	6 month EUR-EURIBOR — Semiannually	(130,972)
	EUR	32,511,000	166,935	(E)	142,848	3/19/27	6 month EUR-EURIBOR — Semiannually	1.85% — Annually	(24,086)
	EUR	8,532,000	236,917	(E)	129,838	3/19/35	6 month EUR-EURIBOR — Semiannually	2.05% — Annually	(107,079)
	EUR	1,679,000	36,087	(E)	4,367	3/19/55	2.05% — Annually	6 month EUR-EURIBOR — Semiannually	40,454
	GBP	12,312,000	39,505	(E)	3,381	3/19/27	Sterling Overnight Index Average — Annually	4.05% — Annually	(36,124)
	GBP	300,000	6,317	(E)	(1,593)	3/19/35	3.85% — Annually	Sterling Overnight Index Average — Annually	4,724
	NOK	94,367,000	523,779	(E)	(383,128)	3/19/35	3.25% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	140,651
	SEK	157,815,000	584,697	(E)	(229,388)	3/19/35	2.25% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	355,309

	Total				$3,935,273				$4,820,090
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/24 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$13,562,248	$13,049,345	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020-01, 9/22/25 — Annually	$(371,951)

Upfront premium received		—	Unrealized appreciation			—

Upfront premium (paid)		—	Unrealized (depreciation)			(371,951)

	Total	$—			Total	$(371,951)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/24 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	CCC/P	$39,713	$254,584	$35,133	5/11/63	300 bp — Monthly	$4,729
	CMBX NA BBB-.6 Index	CCC/P	79,608	578,840	79,880	5/11/63	300 bp — Monthly	66
	CMBX NA BBB-.6 Index	CCC/P	163,473	1,160,309	160,123	5/11/63	300 bp — Monthly	4,027
	CMBX NA BBB-.6 Index	CCC/P	155,838	1,197,993	165,323	5/11/63	300 bp — Monthly	(8,786)
	Citigroup Global Markets, Inc.
	CMBX NA BB.13 Index	B+/P	1,047,088	2,449,000	822,619	12/16/72	500 bp — Monthly	226,850
	CMBX NA BB.6 Index	CCC-/P	1,071,932	3,155,109	783,098	5/11/63	500 bp — Monthly	291,913
	CMBX NA BBB-.10 Index	BB-/P	210,995	702,000	123,412	11/17/59	300 bp — Monthly	87,993
	CMBX NA BBB-.16 Index	BBB-/P	52,737	232,000	35,009	4/17/65	300 bp — Monthly	17,864
	Goldman Sachs International
	CMBX NA BB.6 Index	CCC-/P	36,630	107,985	26,802	5/11/63	500 bp — Monthly	9,933
	CMBX NA BBB-.16 Index	BBB-/P	2,259	11,000	1,660	4/17/65	300 bp — Monthly	605
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	CCC+/P	47,421	591,000	245,679	5/11/63	500 bp — Monthly	(197,683)
	CMBX NA BBB-.12 Index	BB+/P	4,085	34,000	6,069	8/17/61	300 bp — Monthly	(1,964)
	Merrill Lynch International
	CMBX NA A.13 Index	A-/P	136,310	1,024,000	75,162	12/16/72	200 bp — Monthly	61,547
	CMBX NA A.13 Index	A-/P	133,465	1,024,000	75,162	12/16/72	200 bp — Monthly	58,702
	CMBX NA BB.6 Index	CCC-/P	1,226	3,071	762	5/11/63	500 bp — Monthly	467
	CMBX NA BB.6 Index	CCC-/P	71,899	329,073	81,676	5/11/63	500 bp — Monthly	(9,456)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.13 Index	B+/P	1,812,624	4,019,000	1,349,982	12/16/72	500 bp — Monthly	466,549
	CMBX NA BB.6 Index	CCC-/P	104,672	300,925	74,690	5/11/63	500 bp — Monthly	30,276
	CMBX NA BB.8 Index	CCC/P	16,251	34,488	14,609	10/17/57	500 bp — Monthly	1,676
	CMBX NA BBB-.12 Index	BB+/P	293,280	922,000	164,577	8/17/61	300 bp — Monthly	129,241
	CMBX NA BBB-.16 Index	BBB-/P	32,506	143,000	21,579	4/17/65	300 bp — Monthly	12,353

Upfront premium received			5,514,012		Unrealized appreciation			1,404,791

Upfront premium (paid)			—		Unrealized (depreciation)			(217,889)

	Total		$5,514,012				Total	$1,186,902
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2024. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/24 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(1,977,851)	$4,262,000	$1,771,713	11/17/59	(500 bp) — Monthly	$(210,281)
	CMBX NA BB.10 Index	(1,412,132)	3,504,000	1,456,613	11/17/59	(500 bp) — Monthly	41,074
	CMBX NA BB.10 Index	(1,407,699)	3,493,000	1,452,040	11/17/59	(500 bp) — Monthly	40,945
	CMBX NA BB.10 Index	(739,113)	1,834,000	762,394	11/17/59	(500 bp) — Monthly	21,498
	CMBX NA BB.8 Index	(16,021)	34,488	14,609	10/17/57	(500 bp) — Monthly	(1,445)
	CMBX NA BBB-.10 Index	(277,119)	922,000	162,088	11/17/59	(300 bp) — Monthly	(115,570)
	CMBX NA BBB-.12 Index	(271,305)	956,000	170,646	8/17/61	(300 bp) — Monthly	(101,216)
	CMBX NA BBB-.6 Index	(1,220,251)	2,337,270	322,543	5/11/63	(300 bp) — Monthly	(899,073)
	CMBX NA BBB-.6 Index	(479,944)	854,457	117,915	5/11/63	(300 bp) — Monthly	(362,527)
	CMBX NA BBB-.8 Index	(433,871)	1,918,611	261,699	10/17/57	(300 bp) — Monthly	(173,314)
	Goldman Sachs International
	CMBX NA BB.10 Index	(59,000)	131,000	54,457	11/17/59	(500 bp) — Monthly	(4,671)
	Merrill Lynch International
	CMBX NA BB.10 Index	(126,772)	2,228,000	926,180	11/17/59	(500 bp) — Monthly	797,242
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.10 Index	(401,616)	1,242,000	218,344	11/17/59	(300 bp) — Monthly	(183,997)

Upfront premium received		—			Unrealized appreciation		900,759

Upfront premium (paid)		(8,822,694)			Unrealized (depreciation)		(2,052,094)

	Total	$(8,822,694)				Total	$(1,151,335)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/24 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 43 Index	B+/P	$(3,810,028)	$52,253,000	$4,021,286	12/20/29	500 bp — Quarterly	$298,347

	Total		$(3,810,028)					$298,347
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2024. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
SEK	Swedish Krona
USD / $	United States Dollar
Key to holding's abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
CMT	U.S. Constant Maturity Treasury
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2024 through December 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
Putnam Diversified Income Trust (the fund) is a Massachusetts business trust, which is registered under the 1940 Act as a diversified open-end management investment company.
The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
(a)	Percentages indicated are based on net assets of $1,040,897,132.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control, or involving securities of companies in which the fund owned at least 5% of the outstanding voting securities, were as follows:
	Name of affiliate	Fair value as of 9/30/24	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding at period end	Fair value as of 12/31/24
Short-term investments
	Putnam Short Term Investment Fund Class P‡	$221,124,630	$138,755,753	$181,649,809	$2,383,679	$—	$—	$—	178,230,574	$178,230,574

	Total Short-term investments	221,124,630	138,755,753	181,649,809	2,383,679	—	—	—	178,230,574	178,230,574
Investment companies
	Franklin Ultra Short Bond ETF ^	—	2,400,207	—	1,792	—	—	(2,059)	96,680	2,398,148

	Total Investment companies	—	2,400,207	—	1,792	—	—	(2,059)	96,680	2,398,148

	Totals	$221,124,630	$141,155,960	$181,649,809	$2,385,471	$—	$—	$(2,059)	178,327,254	$180,628,722
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Franklin Advisers. There were no realized or unrealized gains or losses during the period.
^ Management fees paid by the fund are reduced by an amount equal to the management fees paid by Franklin Ultra Short Bond ETF with respect to assets invested by the fund in Franklin Ultra Short Bond ETF.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $694,678.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $4,824,279.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $2,212,541.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price”, and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
At the close of the reporting period, the fund has deposited cash valued at $6,823,363 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
At the close of the reporting period, the fund has deposited cash valued at $4,129,828 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $217,106 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $4,135,965 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $4,824,279 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Convertible bonds and notes	$590,872	$34,671,342	$—
Corporate bonds and notes	—	265,973,587	—
Foreign government and agency bonds and notes	—	94,113,247	—
Investment companies	2,398,148	—	—
Mortgage-backed securities	—	310,401,751	—
Senior loans	—	56,422,994	—
U.S. government and agency mortgage obligations	—	260,348,752	—
U.S. treasury obligations	—	1,620,797	—
Short-term investments	11,103,000	250,783,345	—

Totals by level	$14,092,020	$1,274,335,815	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$1,976,914	$—
Futures contracts	526,699	—	—
Forward premium swap option contracts	—	3,428,231	—
TBA sale commitments	—	(86,522,155)	—
Interest rate swap contracts	—	884,817	—
Total return swap contracts	—	(371,951)	—
Credit default contracts	—	7,452,624	—

Totals by level	$526,699	$(73,151,520)	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com